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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.4%
CALIFORNIA — 88.4%
CA City of Los Angeles
	Series 2013 C
	2.000% 06/26/14	1,050,000	1,051,346
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.060% 02/01/25 (06/05/14) (a)(b)	5,035,000	5,035,000
CA County of Riverside
	Series 2013 D
	2.000% 10/15/14	10,000,000	10,066,917
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.060% 10/15/29 (06/05/14) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.140% 02/01/37 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 04/01/48 (06/05/14) (a)(b)(c)	4,317,000	4,317,000
	Imperial California Community College,
	Series 2007-444,
	Insured: FGIC,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 08/01/32 (06/05/14) (a)(b)(c)	3,780,000	3,780,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 10/01/31 (06/05/14) (a)(b)(c)	28,000,000	28,000,000
CA Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	0.060% 05/01/37 (06/05/14) (a)(b)(c)	3,790,000	3,790,000
CA Economic Development Financing Authority
	Mid-Pacific Co., LLC,
	Vortech Engineering, Inc.,
	Series 1997, AMT,
	LOC: Wells Fargo Bank N.A.
	0.070% 09/01/22 (06/04/14) (a)(b)	1,290,000	1,290,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.060% 02/15/31 (06/05/14) (a)(b)	4,860,000	4,860,000
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2,
	0.130% 11/15/45 (06/04/14) (b)(d)	16,350,000	16,350,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.060% 08/01/26 (06/05/14) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
	Le Lycee Francais De Los,
	Series 2006,
	LOC: Mellon Bank, N.A.
	0.070% 09/01/36 (06/05/14) (a)(b)	3,400,000	3,400,000
CA Infrastructure & Economic Development Bank
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.040% 09/01/37 (06/02/14) (a)(b)	3,400,000	3,400,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.120% 08/01/28 (06/04/14) (a)(b)	1,270,000	1,270,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.070% 10/01/37 (06/05/14) (b)(d)	8,000,000	8,000,000
CA Los Angeles County Schools
	Series 2014 B4
	2.000% 12/31/14	14,400,000	14,555,449
CA Los Angeles County, Capital Asset Leasing Corp.
	Series A1,
	LOC: JPMorgan Chase Bank
	0.080% 07/08/14	14,000,000	14,000,000
CA Los Angeles County
	Series 2013 B
	2.000% 06/30/14	7,100,000	7,110,333
CA Los Angeles Unified School District
	Series 2007 B
	5.000% 07/01/14	1,405,000	1,410,658
	Series 2012 A
	4.000% 07/01/14	1,000,000	1,003,214
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.080% 07/01/36 (06/05/14) (b)(d)	10,000,000	10,000,000
	Series 2011 B
	5.000% 07/01/14	1,000,000	1,003,946

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.070% 07/01/22 (06/01/14) (a)(b)	2,192,000	2,192,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.050% 03/01/49 (06/05/14) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.120% 12/01/20 (06/04/14) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.090% 06/01/35 (06/05/14) (a)(b)	3,085,000	3,085,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.080% 09/01/35 (06/02/14) (a)(b)	9,190,000	9,190,000
CA Pollution Control Financing Authority
	Zerep Management Corp.,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.110% 10/01/44 (06/04/14) (a)(b)	1,400,000	1,400,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.060% 10/01/15 (06/05/14) (a)(b)(c)	14,600,000	14,600,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.060% 07/01/31 (06/05/14) (a)(b)(c)	15,000,000	15,000,000
CA Redevelopment Agency
	0.140% 10/10/14	4,100,000	4,100,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.100% 09/01/31 (06/05/14) (a)(b)	13,620,000	13,620,000
	Series 2011 R1
	5.000% 06/15/14	8,000,000	8,014,618
CA San Jose Redevelopment Agency
	Series 1996 B,
	LOC: JPMorgan Chase Bank
	0.140% 10/10/14	12,600,000	12,600,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.060% 04/01/39 (06/05/14) (a)(b)	15,140,000	15,140,000
CA Santa Clara Valley Transportation Authority
	Series 2008 B
	SPA: State Street Bank & Trust Co,
	0.040% 06/01/26 (06/05/14) (a)(b)	245,000	245,000
CA School Cash Reserve Program Authority
	Series 2013 H
	2.000% 06/02/14	7,650,000	7,650,376
	Series 2014 J
	2.000% 10/01/14	8,000,000	8,050,451
CA Southwestern Community College District
	Series 2004
	Pre-refunded 08/01/14
	5.000% 08/01/20	1,435,000	1,446,561
CA Statewide Communities Development Authority
	Birchcrest Preservation,
	Series 2001 S AMT,
	LOC: U.S. Bank N.A.
	0.130% 08/01/32 (06/02/14) (a)(b)	955,000	955,000
	Kaiser Permanente:
	Series 2001 B,
	3.900% 08/01/31 (07/01/14) (b)(d)	1,225,000	1,228,685
	Series 9-D,
	0.180% 08/12/14	5,000,000	5,000,000
	Series 93-4,
	0.140% 01/27/15	5,000,000	5,000,000
	Series 9B-1,
	0.150% 12/05/14	7,000,000	7,000,000
	Series 9B-3,
	0.140% 10/10/14	1,500,000	1,500,000
	Series B-5
	0.140% 08/06/14	6,250,000	6,250,000
	Series K,
	0.200% 06/05/14	4,000,000	4,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.080% 02/01/35 (06/05/14) (a)(b)	8,115,000	8,115,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2,
	2.000% 06/23/14	13,550,000	13,564,667
	Series 2005 B-7,
	LOC: Landesbank Hessen-Thuringen

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.050% 05/01/40 (06/02/14) (a)(b)	2,100,000	2,100,000
CA University of California
	Series 2013,
	0.030% 05/15/48 (06/05/14) (b)(d)	1,500,000	1,500,000
CALIFORNIA TOTAL			342,291,221
PUERTO RICO — 1.0%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.170% 09/01/15 (06/05/14) (a)(b)(c)	4,000,000	4,000,000
PUERTO RICO TOTAL			4,000,000

	Total Municipal Bonds (cost of $346,291,221)		346,291,221

Closed-End Investment Companies — 11.1%
CALIFORNIA — 11.1%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.160% 03/01/40 (06/05/14) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.130% 12/01/40 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.130% 08/01/40 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.130% 08/01/40 (06/05/14) (a)(b)(c)	15,000,000	15,000,000
CALIFORNIA TOTAL			43,000,000

	Total Closed-End Investment Companies (cost of $43,000,000)		43,000,000

	Total Investments — 100.5% (cost of $389,291,221)(e)		389,291,221

	Other Assets & Liabilities, Net — (0.5)%		(2,075,202)

	Net Assets — 100.0%		387,216,019

5

Notes to Investment Portfolio:

*    Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$346,291,221	$—	$346,291,221
Total Closed-End Investment Companies	—	43,000,000	—	43,000,000
Total Investments	$—	$389,291,221	$—	$389,291,221

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

6

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $126,487,000 or 32.7% of net assets for the Fund.

(d)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(e) Cost for federal income tax purposes is $389,291,221.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 27.3%
Bank of Montreal Chicago
	0.170% 06/13/14	37,000,000	37,000,000
Bank of Nova Scotia Houston
	0.220% 12/01/14	82,000,000	82,000,000
	0.230% 09/11/14	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.210% 08/11/14	88,500,000	88,500,000
	0.210% 09/08/14	70,000,000	70,000,000
	0.240% 12/12/14	107,500,000	107,500,000
Barclays Bank PLC NY
	0.230% 06/25/14	30,000,000	30,000,000
BMO Harris Bank NA
	0.190% 08/19/14	43,000,000	43,000,000
	0.190% 08/21/14	87,000,000	87,000,000
Credit Industrial et Commercial
	0.250% 08/01/14	47,000,000	47,000,796
	0.250% 08/04/14	47,000,000	47,000,835
	0.255% 07/01/14	42,000,000	42,000,175
Credit Industrial et Commercial NY
	0.230% 06/02/14	50,600,000	50,600,000
	0.230% 06/03/14	91,000,000	91,000,000
Credit Suisse NY
	0.250% 07/15/14	82,000,000	82,000,000
	0.250% 07/29/14	60,000,000	60,000,000
	0.250% 08/29/14	75,700,000	75,700,000
	0.250% 09/16/14	30,600,000	30,600,000
Deutsche Bank AG NY
	0.230% 06/27/14	19,450,000	19,450,070
DNB NOR Bank ASA/NY
	0.230% 10/02/14	10,000,000	10,000,000
HSBC Bank USA, Inc.
	0.210% 11/04/14	30,000,000	30,000,000
	0.215% 10/08/14	100,000,000	100,000,000
JPMorgan Chase Bank NA
	0.320% 06/06/14	14,550,000	14,550,100
Mizuho Corporate Bank Ltd. NY
	0.200% 07/16/14	25,000,000	25,000,000
	0.210% 09/10/14	53,500,000	53,500,000
	0.210% 09/18/14	17,000,000	17,000,000
Natixis NY
	0.220% 08/04/14	33,000,000	33,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.220% 08/12/14	199,100,000	199,100,000
Nordea Bank Finland PLC NY
	0.220% 10/24/14	143,000,000	142,997,121
Norinchukin Bank NY
	0.100% 06/03/14	135,000,000	135,000,000
	0.100% 06/05/14	158,300,000	158,300,000
Rabobank Nederland NV/NY
	0.250% 07/01/14	1,706,000	1,706,000
	0.250% 07/15/14	5,025,000	5,025,000
	0.250% 07/21/14	69,975,000	69,975,000
Skandinaviska Enskilda Banken AB/NY
	0.220% 09/03/14	73,000,000	73,000,000
	0.230% 07/02/14	95,600,000	95,600,000
	0.230% 07/03/14	55,000,000	55,000,000
	0.230% 07/09/14	31,028,000	31,028,000
	0.230% 07/15/14	12,972,000	12,972,000
Sumitomo Mitsui Banking Corp./NY
	0.220% 06/11/14	20,300,000	20,300,000
	0.220% 06/18/14	39,000,000	39,000,000
	0.220% 07/09/14	62,400,000	62,400,000
	0.220% 07/28/14	27,000,000	27,000,000
	0.220% 08/04/14	50,000,000	50,000,000
	0.220% 08/21/14	39,000,000	39,000,000
	0.220% 09/05/14	5,500,000	5,500,000
	0.250% 11/13/14	31,700,000	31,700,000
	0.250% 11/19/14	21,000,000	21,000,000
Wells Fargo Bank N.A.
	0.210% 06/06/14	51,000,000	51,000,000
	0.210% 06/09/14	22,000,000	22,000,000

	Total Certificates of Deposit (cost of $2,737,005,097)		2,737,005,097

Commercial Paper — 19.4%
Bank Nederlandse Gemeenten
	0.220% 08/01/14 (a)(b)	40,000,000	39,985,089
Barclays U.S. Funding Corp.
	0.090% 06/02/14 (a)	88,165,000	88,164,780
BNZ International Funding Ltd.
	0.210% 11/03/14 (a)(b)	17,331,000	17,315,330
	0.220% 06/13/14 (a)(b)	36,310,000	36,307,337
	0.240% 06/13/14 (a)(b)	10,305,000	10,304,176

2

		Par ($)	Value ($)
Commercial Paper — (continued)
Coca-Cola Co.
	0.200% 07/25/14 (a)(b)	20,395,000	20,388,882
Dexia Credit Local
	0.245% 07/07/14 (a)(c)	35,000,000	34,991,425
	0.245% 07/08/14 (a)(c)	15,000,000	14,996,223
	0.245% 07/11/14 (a)(c)	45,000,000	44,987,750
	0.250% 06/25/14 (a)(c)	75,114,000	75,101,480
	0.250% 07/01/14 (a)(c)	105,000,000	104,978,125
	0.250% 07/08/14 (a)(c)	19,765,000	19,759,921
	0.255% 06/25/14 (a)(c)	100,000,000	99,983,000
	0.270% 08/21/14 (a)(c)	25,000,000	24,984,813
	0.270% 09/04/14 (a)(c)	18,115,000	18,102,093
	0.300% 08/21/14 (a)(c)	30,000,000	29,979,750
DNB NOR Bank ASA
	0.220% 11/21/14 (a)(b)	3,000,000	2,996,828
	0.225% 07/28/14 (a)(b)	75,000,000	74,973,281
	0.230% 09/08/14 (a)(b)	70,000,000	69,955,725
	0.235% 08/25/14 (a)(b)	45,800,000	45,774,587
	0.235% 08/26/14 (a)(b)	45,000,000	44,974,737
	0.235% 09/02/14 (a)(b)	50,300,000	50,269,464
Nationwide Building Society
	0.210% 07/22/14 (a)(b)	25,000,000	24,992,562
Natixis U.S. Finance Co., LLC
	0.225% 08/12/14 (a)	68,675,000	68,644,096
Nordea Bank AB
	0.215% 11/03/14 (a)(b)	18,435,000	18,417,935
	0.215% 11/12/14 (a)(b)	25,715,000	25,689,814
	0.220% 10/29/14 (a)(b)	16,480,000	16,464,893
	0.220% 11/12/14 (a)(b)	154,000,000	153,845,658
Rabobank USA Financial Corp.
	0.230% 06/05/14 (a)	25,900,000	25,899,338
Svenska Handelsbanken, Inc.
	0.220% 10/01/14 (a)(b)	80,000,000	79,940,356
Swedbank AB
	0.230% 07/07/14 (a)	130,000,000	129,970,100
	0.230% 07/08/14 (a)	22,325,000	22,319,723
	0.230% 07/09/14 (a)	154,000,000	153,962,612
Toyota Credit Canada, Inc.
	0.210% 06/09/14 (a)	33,545,000	33,543,435
Toyota Credit Puerto Rico
	0.230% 08/13/14 (a)	5,050,000	5,047,645
	0.230% 11/05/14 (a)	3,535,000	3,531,454
	0.240% 11/04/14 (a)	13,853,000	13,838,593

3

		Par ($)	Value ($)
Commercial Paper — (continued)
Toyota Motor Credit Corp.
	0.210% 07/28/14 (a)	25,000,000	24,991,687
	0.210% 11/18/14 (a)	25,000,000	24,975,208
	0.220% 07/01/14 (a)	25,000,000	24,995,416
	0.220% 11/14/14 (a)	58,455,000	58,395,701
	0.230% 06/26/14 (a)	21,150,000	21,146,622
	0.230% 06/27/14 (a)	4,000,000	3,999,336
Westpac Securities NZ Ltd.
	0.210% 11/12/14 (a)(b)	13,620,000	13,606,970
	0.210% 11/13/14 (a)(b)	28,000,000	27,973,050

	Total Commercial Paper (cost of $1,945,467,000)		1,945,467,000

Asset-Backed Commercial Paper — 16.0%
Albion Capital Corp
	0.190% 08/15/14 (a)(b)	16,150,000	16,143,607
	0.200% 08/15/14 (a)(b)	23,390,000	23,380,254
	0.200% 08/21/14 (a)(b)	16,300,000	16,292,665
Chariot Funding LLC
	0.220% 10/29/14 (a)(b)	22,430,000	22,409,439
	0.220% 11/06/14 (a)(b)	8,645,000	8,636,653
	0.220% 11/12/14 (a)(b)	16,575,000	16,558,388
	0.230% 06/02/14 (a)(b)	21,290,000	21,289,864
	0.230% 06/10/14 (a)(b)	18,760,000	18,758,921
	0.230% 06/16/14 (a)(b)	54,650,000	54,644,763
Jupiter Securitization Co. LLC
	0.220% 11/03/14 (a)(b)	15,710,000	15,695,119
	0.220% 11/12/14 (a)(b)	16,575,000	16,558,388
	0.230% 06/12/14 (a)(b)	48,770,000	48,766,573
Kells Funding LLC
	0.100% 04/20/15 (07/21/14) (b)(d)(e)	35,225,000	35,225,000
	0.204% 04/23/15 (07/23/14) (b)(d)(e)	35,000,000	35,000,000
	0.230% 08/27/14 (a)(b)	25,000,000	24,986,104
	0.233% 12/08/14 (06/25/14) (b)(d)(e)	10,955,000	10,955,000
	0.233% 12/09/14 (06/25/14) (b)(d)(e)	70,000,000	70,000,000
	0.233% 12/10/14 (06/25/14) (b)(d)(e)	60,850,000	60,850,000
	0.233% 12/11/14 (06/25/14) (b)(d)(e)	40,000,000	40,000,000
	0.235% 01/09/15 (08/01/14) (b)(d)(e)	10,000,000	10,000,000
	0.240% 08/19/14 (a)(b)	16,490,000	16,481,315
	0.240% 08/22/14 (a)(b)	57,010,000	56,978,835
	0.240% 09/02/14 (a)(b)	81,825,000	81,774,269
	1.000% 05/15/15 (b)	25,000,000	25,000,000

4

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Manhattan Asset Funding Co. LLC
	0.180% 06/10/14 (a)(b)	13,145,000	13,144,409
	0.190% 07/02/14 (a)(b)	5,695,000	5,694,068
	0.190% 07/07/14 (a)(b)	3,800,000	3,799,278
	0.190% 07/15/14 (a)(b)	13,370,000	13,366,895
Newport Funding Corp.
	0.230% 06/30/14 (a)(b)	25,000,000	24,995,368
Old Line Funding LLC
	0.220% 09/25/14 (a)(b)	7,310,000	7,304,818
	0.220% 11/14/14 (a)(b)	27,567,000	27,539,035
	0.220% 11/21/14 (a)(b)	14,260,000	14,244,924
	0.230% 06/12/14 (a)(b)	33,680,000	33,677,633
	0.230% 08/08/14 (a)(b)	40,000,000	39,982,622
	0.230% 08/13/14 (a)(b)	46,010,000	45,988,541
	0.230% 08/25/14 (a)(b)	28,270,000	28,254,648
	0.230% 09/02/14 (a)(b)	13,210,000	13,202,151
	0.230% 11/18/14 (a)(b)	24,865,000	24,837,994
	0.240% 09/12/14 (a)(b)	37,440,000	37,414,291
	0.240% 09/25/14 (a)(b)	26,590,000	26,569,437
	0.240% 10/01/14 (a)(b)	47,640,000	47,601,253
	0.240% 10/10/14 (a)(b)	18,790,000	18,773,590
Regency Markets No. 1 LLC
	0.120% 06/05/14 (a)(b)	17,335,000	17,334,769
	0.120% 06/06/14 (a)(b)	92,815,000	92,813,453
Rhein Main Securitisation Ltd.
	0.220% 06/23/14 (a)(b)	32,593,000	32,588,618
	0.230% 06/25/14 (a)(b)	55,760,000	55,751,450
Thunder Bay Funding LLC
	0.210% 11/06/14 (a)(b)	1,517,000	1,515,602
	0.220% 09/12/14 (a)(b)	3,396,000	3,393,862
	0.230% 06/09/14 (a)(b)	14,290,000	14,289,270
	0.230% 06/11/14 (a)(b)	22,651,000	22,649,553
	0.230% 11/05/14 (a)(b)	34,662,000	34,627,232
	0.230% 11/18/14 (a)(b)	18,460,000	18,439,950
	0.230% 10/27/14 (a)(b)	34,000,000	33,967,829
	0.240% 10/01/14 (a)(b)	27,775,000	27,752,403
Working Capital Management Co.
	0.120% 06/02/14 (a)(b)	12,445,000	12,444,959
	0.120% 06/03/14 (a)(b)	15,730,000	15,729,895
	0.120% 06/04/14 (a)(b)	19,340,000	19,339,807
	0.120% 06/05/14 (a)(b)	20,110,000	20,109,732

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.130% 06/02/14 (a)(b)	10,010,000	10,009,964

	Total Asset-Backed Commercial Paper (cost of $1,605,534,460)		1,605,534,460

Time Deposits — 9.6%
Citibank N.A.
	0.080% 06/02/14	389,820,000	389,820,000
Lloyds TSB Bank PLC
	0.070% 06/02/14	255,000,000	255,000,000
Natixis Paris
	0.090% 06/02/14	171,929,000	171,929,000
Swedbank AB
	0.080% 06/02/14	148,240,000	148,240,000

	Total Time Deposits (cost of $964,989,000)		964,989,000

Collateralized Commercial Paper — 3.7%
Barclays Bank PLC CCP
	0.210% 06/09/14 (a)(b)	40,000,000	39,998,133
	0.250% 08/01/14 (b)	106,885,000	106,885,000
	0.250% 08/15/14 (b)	53,000,000	53,000,000
	0.260% 06/17/14 (b)	44,250,000	44,250,000
Collateralized Commercial Paper Co. LLC
	0.250% 10/24/14 (a)	25,000,000	24,974,826
	0.250% 10/27/14 (a)	65,000,000	64,933,194
	0.260% 08/18/14 (a)	40,000,000	39,977,467

	Total Collateralized Commercial Paper (cost of $374,018,620)		374,018,620

Municipal Bonds(e)(f) — 2.4%
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.120% 10/01/33 (06/04/14)	9,600,000	9,600,000
	Series 2004 A1,
	SPA: FHLB
	0.080% 10/01/34 (06/04/14)	16,015,000	16,015,000
	Series 2008 C1,
	SPA: FHLB
	0.110% 10/01/38 (06/04/14)	6,890,000	6,890,000
	Series 2005 B-1,
	SPA: FHLB
	0.090% 04/01/40 (06/04/14)	5,565,000	5,565,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,
	LOC: JPMorgan Chase Bank

6

		Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
COLORADO — (continued)
	0.220% 12/01/29 (06/05/14)	1,600,000	1,600,000
COLORADO TOTAL			39,670,000
FLORIDA — 0.2%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.120% 07/01/37 (06/05/14)	22,450,000	22,450,000
FLORIDA TOTAL			22,450,000
ILLINOIS — 0.0%
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.100% 04/01/44 (06/05/14)	3,070,000	3,070,000
ILLINOIS TOTAL			3,070,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.070% 07/01/34 (06/05/14)	6,070,000	6,070,000
	Series 2007 G,
	SPA: FHLB
	0.110% 01/01/38 (06/05/14)	1,410,000	1,410,000
	Series 2009 G,
	SPA: FHLB
	0.140% 01/01/39 (06/05/14)	1,150,000	1,150,000
IOWA TOTAL			8,630,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.170% 01/01/26 (06/05/14)	2,600,000	2,600,000
MARYLAND TOTAL			2,600,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.100% 10/01/22 (06/05/14)	5,915,000	5,915,000
MASSACHUSETTS TOTAL			5,915,000
MINNESOTA — 0.2%
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.

7

		Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
MINNESOTA — (continued)
	0.110% 12/01/43 (06/05/14)	22,395,000	22,395,000
MINNESOTA TOTAL			22,395,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.080% 06/01/41 (06/04/14)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW YORK — 0.2%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.090% 05/01/44 (06/04/14)	5,485,000	5,485,000
NY New York City
	Series 2011 D-3,
	SPA: Bank of New York
	0.060% 10/01/39 (06/02/14)	16,715,000	16,715,000
NEW YORK TOTAL			22,200,000
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.160% 10/01/34 (06/05/14)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.4%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.080% 07/01/36 (06/05/14)	5,000,000	5,000,000
	Single Family:
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.070% 07/01/35 (06/04/14)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.070% 07/01/37 (06/05/14)	20,000,000	20,000,000
OREGON TOTAL			35,500,000
TEXAS — 0.2%
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.090% 06/01/45 (06/05/14)	3,025,000	3,025,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.

8

		Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
TEXAS — (continued)
	0.090% 12/01/29 (06/04/14)	5,000,000	5,000,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.120% 12/01/26 (06/04/14)	8,390,000	8,390,000
	Veterans Land:
	Series 2002 A,
	SPA: Landesbank Hessen-Thüringen
	0.140% 12/01/32 (06/03/14)	5,100,000	5,100,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.110% 12/01/24 (06/03/14)	2,005,000	2,005,000
TEXAS TOTAL			23,520,000
UTAH — 0.1%
UT State Board of Regents
	Series 2014 A
	LOC: Royal Bank of Canada
	0.100% 02/01/49 (06/05/14)	6,799,000	6,799,000
UTAH TOTAL			6,799,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 08/15/36 (06/04/14)	24,640,000	24,640,000
	WISCONSIN TOTAL		24,640,000
	Total Municipal Bonds (cost of $234,374,000)		234,374,000

Government & Agency Obligations — 1.3%
U.S. Government Agencies — 1.3%
Federal Farm Credit Bank
	0.171% 04/18/16 (06/18/14) (d)(e)	2,000,000	2,000,206
	0.200% 01/13/16 (06/02/14) (d)(e)	28,120,000	28,117,700
	0.230% 04/01/15 (06/02/14) (d)(e)	8,065,000	8,065,000
	0.250% 10/20/14 (06/02/14) (d)(e)	42,197,000	42,197,000
	0.250% 02/01/16 (06/02/14) (d)(e)	2,700,000	2,701,827
Federal National Mortgage Association
	0.129% 06/20/14 (06/20/14) (d)(e)	50,695,000	50,694,466
U.S. GOVERNMENT AGENCIES TOTAL			133,776,199

	Total Government & Agency Obligations (cost of $133,776,199)		133,776,199

Corporate Bonds — 1.1%
Barclays Bank PLC
	5.200% 07/10/14	10,009,000	10,061,243
Commonwealth Bank of Australia
	0.733% 06/25/14 (b)(d)	2,557,000	2,557,913

9

		Par ($)	Value ($)
Corporate Bonds — (continued)
General Electric Capital Corp.
	0.493% 09/15/14 (06/16/14) (d)(e)	2,845,000	2,847,335
	3.750% 11/14/14	52,690,000	53,526,282
	4.750% 09/15/14	5,194,000	5,262,072
National Australia Bank Ltd.
	1.178% 07/25/14 (b)(d)	1,830,000	1,832,643
Sumitomo Mitsui Banking Corp.
	1.900% 07/22/14 (b)	4,240,000	4,249,790
Svenska Handelsbanken AB
	4.875% 06/10/14 (b)	6,822,000	6,829,700
Toronto-Dominion Bank
	1.375% 07/14/14	3,574,000	3,578,806
Toyota Motor Credit Corp.
	0.226% 06/11/14 (d)	16,651,000	16,651,162

	Total Corporate Bonds (cost of $107,396,946)		107,396,946

Repurchase Agreements — 19.4%
	Repurchase agreement with ABN Amro, Inc., dated 05/30/14, due 06/02/14 at 0.160%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 02/01/27, market value $39,126,349 (repurchase proceeds $38,020,507)	38,020,000	38,020,000
	Repurchase agreement with ABN Amro, Inc., dated 05/30/14, due 06/02/14 at 0.260%, collateralized by common stocks and a U.S. Government Agency obligation maturing 09/01/42, market value $83,565,037 (repurchase proceeds $76,041,648)	76,040,000	76,040,000
	Repurchase agreement with BNP Paribas, dated 04/15/14, due 06/13/14 at 0.380%, collateralized by corporate bonds with various maturities to 11/15/40, market value $27,749,733 (repurchase proceeds $25,142,649)	25,127,000	25,127,000
	Repurchase agreement with BNP Paribas, dated 04/22/14, due 06/20/14 at 0.380%, collateralized by corporate bonds with various maturities to 12/15/37, market value $16,507,410 (repurchase proceeds $15,009,342)	15,000,000	15,000,000
	Repurchase agreement with BNP Paribas, dated 05/01/14, at 0.260%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $91,939,380 (d)(g)(h)	83,515,000	83,515,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas, dated 05/01/14, at 0.310%, collateralized by corporate bonds with various maturities to 10/15/39, market value $82,309,343 (d)(g)(h)	74,235,000	74,235,000
	Repurchase agreement with BNP Paribas, dated 05/28/14, due 06/27/14 at 0.240%, collateralized by corporate bonds with various maturities to 09/01/23, market value $36,210,457 (repurchase proceeds $34,491,897) (h)	34,485,000	34,485,000
	Repurchase agreement with BNP Paribas, dated 05/30/14, due 06/02/14 at 0.290%, collateralized by corporate bonds with various maturities to 10/15/39, market value $125,463,828 (repurchase proceeds $114,057,756)	114,055,000	114,055,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/30/14, due 06/02/14 at 0.230%, collateralized by common stocks and exchange-traded funds, market value $62,732,036 (repurchase proceeds $57,031,093)	57,030,000	57,030,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/30/14, due 07/07/14 at 0.340%, collateralized by common stocks, market value $70,833,352 (repurchase proceeds $66,023,687) (h)	66,000,000	66,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/01/14, at 0.180%, collateralized by corporate bonds with various maturities to 04/29/24, market value $48,321,571) (d)(g)(h)	46,020,000	46,020,000
	Repurchase agreement with ING Bank, dated 05/30/2014, due 06/02/14 at 0.240%, collateralized by common stocks, market value $52,278,599 (repurchase proceeds $47,525,951)	47,525,000	47,525,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/02/14, due 07/31/14 at 0.470%, collateralized by a corporate bond maturing 06/15/14, market value $25,314,129 (repurchase proceeds $23,027,025)	23,000,000	23,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/11/14, due 06/09/14 at 0.480%, collateralized by a corporate bond maturing 01/06/38, market value $10,210,134 (repurchase proceeds $9,281,124)	9,270,000	9,270,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/18/14, due 06/16/14 at 0.480%, collateralized by a corporate bond maturing to 01/06/38, market value $10,066,280 (repurchase proceeds $9,150,968)	9,140,000	9,140,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with J.P. Morgan Securities, dated 03/24/14, due 06/23/14 at 0.480%, collateralized by a corporate bond maturing 06/15/14, market value $9,774,066 (repurchase proceeds $8,885,768)	8,875,000	8,875,000
	Repurchase agreement with J.P. Morgan Securities, dated 03/28/14, due 06/26/14 at 0.480%, collateralized by corporate bonds with various maturities to 01/06/38, market value $19,698,360 (repurchase proceeds $17,911,468)	17,890,000	17,890,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/19/14, due 08/18/14 at 0.380%, collateralized by common stocks, market value $5,336,669 (repurchase proceeds $5,004,803)	5,000,000	5,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/27/14, due 08/25/14 at 0.380%, collateralized by common stocks, market value $11,657,176 (repurchase proceeds $10,985,426)	10,975,000	10,975,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/28/14, due 07/14/14 at 0.443%, collateralized by common stocks and exchange-traded funds, market value $86,020,498 (repurchase proceeds $80,044,310) (h)	80,000,000	80,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/29/14, due 08/27/14 at 0.380%, collateralized by common stocks, market value $9,844,074 (repurchase proceeds $9,288,816)	9,280,000	9,280,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/30/14, due 07/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 01/06/38, market value $81,303,629 (repurchase proceeds $73,950,806) (h)	73,900,000	73,900,000
	Repurchase agreement with J.P. Morgan Securities, dated 05/30/14, due 08/28/14 at 0.600%, collateralized by corporate bonds with various maturities to 12/15/38, market value $27,883,445 (repurchase proceeds $25,378,793) (h)	25,345,000	25,345,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/27/14, due 06/02/14 at 0.180%, collateralized by corporate bonds with various maturities to 05/15/24, market value $35,911,078 (repurchase proceeds $34,201,026)	34,200,000	34,200,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/44, market value $204,001,530 (repurchase proceeds $200,001,500)	200,000,000	200,000,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 05/01/14, at 0.190%, collateralized by U.S. Treasury obligations, U.S. Government Agency obligations and corporate bonds with various maturities to 02/15/38, market value $212,412,465 (d)(g)(h)	204,915,000	204,915,000
	Repurchase agreement with RBC Capital Markets, dated 05/27/14, due 06/03/14 at 0.150%, collateralized by corporate bonds with various maturities to 05/15/24, market value $57,366,085 (repurchase proceeds $54,634,593)	54,633,000	54,633,000
	Repurchase agreement with RBC Capital Markets, dated 05/30/14, due 06/02/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/44, market value $167,281,116 (repurchase proceeds $164,001,093)	164,000,000	164,000,000
	Repurchase agreement with SG Americas Securities LLC, dated 05/30/14, due 06/02/14 at 0.200%, collateralized by corporate bonds with various maturities to 04/22/24, market value $75,207,504 (repurchase proceeds $71,626,194)	71,625,000	71,625,000
	Repurchase agreement with SG Americas Securities LLC, dated 05/30/14, due 06/02/14 at 0.230%, collateralized by corporate bonds with various maturities to 03/01/24, market value $75,207,692 (repurchase proceeds $71,626,373)	71,625,000	71,625,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/12/14, due 06/10/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $19,524,521 (repurchase proceeds $18,596,258)	18,580,000	18,580,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/13/14, due 06/11/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $15,536,476 (repurchase proceeds $14,797,937)	14,785,000	14,785,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/18/14, due 06/16/14 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $13,443,525 (repurchase proceeds $12,806,196)	12,795,000	12,795,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Bank NA, dated 05/27/14, due 06/03/14 at 0.290%, collateralized by corporate bonds and with various maturities to 04/29/24, market value $50,170,303 (repurchase proceeds $47,807,696)	47,805,000	47,805,000
	Repurchase agreement with Wells Fargo Bank NA, dated 05/29/14, due 06/05/14 at 0.290%, collateralized by corporate bonds with various maturities to 02/01/24, market value $108,519,256 (repurchase proceeds $103,775,851)	103,770,000	103,770,000

	Total Repurchase Agreements (cost of $1,948,460,000)		1,948,460,000

	Total Investments — 100.2% (cost of $10,051,021,322)(i)		10,051,021,322

	Other Assets & Liabilities, Net — (0.2)%		(24,763,267)

	Net Assets — 100.0%		10,026,258,055

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

14

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,737,005,097	$—	$2,737,005,097
Total Commercial Paper	—	1,945,467,000	—	1,945,467,000
Total Asset-Backed Commercial Paper	—	1,605,534,460	—	1,605,534,460
Total Time Deposits	—	964,989,000	—	964,989,000
Total Collateralized Commercial Paper	—	374,018,620	—	374,018,620
Total Municipal Bonds	—	234,374,000	—	234,374,000
Total Government & Agency Obligations	—	133,776,199	—	133,776,199
Total Corporate Bonds	—	107,396,946	—	107,396,946
Total Repurchase Agreements	—	1,948,460,000	—	1,948,460,000
Total Investments	$—	$10,051,021,322	$—	$10,051,021,322

 The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $2,639,314,313 or 26.3% of net assets for the Fund.

(c)	Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2014.

(e)	Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(g)	Open repurchase agreement with no specific maturity date.

(h)	This security is subject to a demand feature.

(i)	Cost for federal income tax purposes is $10,051,021,322.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

15

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 92.4%
CONNECTICUT — 71.7%
CT Branford
	Series 2013,
	1.000% 08/14/14	540,000	540,874
CT City of Danbury
	Series 2004
	5.000% 08/01/14	375,000	377,989
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 05/01/21 (06/05/14) (a)(b)	695,000	695,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.:
	0.060% 12/01/28 (06/05/14) (a)(b)	1,900,000	1,900,000
CT Easton
	Series 2011
	3.000% 11/01/14	485,000	490,537
CT Fairfield
	Series 2013
	2.000% 01/01/15	2,000,000	2,021,026
CT Groton
	Series 2014 A
	2.000% 04/01/15	630,000	639,264
CT Hartford County Metropolitan District
	Series 2013 A
	4.000% 02/01/15	300,000	307,532
	Series 2013 B
	4.000% 02/01/15	700,000	717,758
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.060% 07/01/41 (06/05/14) (a)(b)	1,925,000	1,925,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.060% 07/01/34 (06/05/14) (a)(b)	2,225,000	2,225,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank
	0.060% 07/01/37 (06/05/14) (a)(b)	2,090,000	2,090,000
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.060% 07/01/34 (06/04/14) (a)(b)	500,000	500,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.060% 07/01/30 (06/05/14) (a)(b)	2,400,000	2,400,000
	The Taft School,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.080% 07/01/30 (06/04/14) (a)(b)	2,100,000	2,100,000
	Wesleyan University:
	Series 2010 H
	0.040% 07/01/40 (06/05/14) (b)(c)	1,000,000	1,000,000
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.060% 01/01/18 (06/05/14) (a)(b)(d)	900,000	900,000
	Yale University,
	Series 2001 V-2,
	0.030% 07/01/36 (06/02/14) (b)(c)	100,000	100,000
CT Housing Finance Authority
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.180% 11/15/15 (07/16/14) (a)(b)(d)	2,195,000	2,195,000
	Series 2009 A-2,
	SPA: JPMorgan Chase Bank
	0.080% 05/15/39 (06/02/14) (a)(b)	1,005,000	1,005,000
	Series 2011 B-1
	1.300% 11/15/14	700,000	703,131
	Series 2011 C1,
	SPA: Barclays Bank PLC
	0.060% 05/15/35 (06/05/14) (a)(b)	2,005,000	2,005,000
	Series 2011 E-3,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.060% 11/15/41 (06/05/14) (a)(b)	2,000,000	2,000,000
CT Litchfield
	Series 2014
	1.000% 02/05/15	1,100,000	1,105,771
CT Manchester
	Series 2013,
	1.500% 07/03/14	1,000,000	1,001,128
CT New Milford
	Series 2008
	4.000% 07/15/14	500,000	502,228
CT Oxford
	Series 2013,
	0.750% 07/24/14	1,000,000	1,000,782
CT Shelton
	Series 2013 A
	2.000% 08/01/14	471,000	472,303
CT State
	Series 2006 F
	3.500% 12/01/14	150,000	152,391
	Series 2007 D
	4.000% 12/01/14	500,000	509,471
	Series 2010 B
	5.000% 12/01/14	1,415,000	1,448,962
	Series 2012 F

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	3.000% 09/15/14	500,000	503,910
CT University of Connecticut
	Series 2005 A
	Pre-refunded 02/15/15
	5.000% 02/15/21	500,000	516,868
CT Vernon
	Series 2012
	3.000% 08/01/14	780,000	783,524
CT West Hartford
	Series 2005 B
	5.000% 10/01/14	125,000	126,975
CONNECTICUT TOTAL			36,962,424
ILLINOIS — 1.2%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.540% 11/01/22 (06/05/14) (a)(b)	650,000	650,000
ILLINOIS TOTAL			650,000
PUERTO RICO — 19.5%
PR Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.260% 08/01/47 (06/05/14) (a)(b)(d)	4,765,000	4,765,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.170% 09/01/15 (06/05/14) (a)(b)(d)	5,300,000	5,300,000
	PUERTO RICO TOTAL		10,065,000

	Total Municipal Bonds (cost of $47,677,424)		47,677,424

Closed-End Investment Company — 7.3%
OTHER — 7.3%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/40 (06/05/14) (a)(b)(d)	3,750,000	3,750,000
		OTHER TOTAL	3,750,000

	Total Closed-End Investment Company (cost of $3,750,000)		3,750,000

	Total Investments — 99.7% (cost of $51,427,424)(e)		51,427,424

	Other Assets & Liabilities, Net — 0.3%		136,723

	Net Assets — 100.0%		51,564,147

3

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$47,677,424	$—	$47,677,424
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$51,427,424	$—	$51,427,424

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

4

(c)   Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(d)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $16,910,000 or 32.8% of net assets for the Fund.

(e) Cost for federal income tax purposes is $51,427,424.

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

May 31, 2014 (Unaudited)	BofA Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 42.4%
U.S. Government Agencies — 42.4%
Federal Farm Credit Bank
0.090% 06/19/14 (a)	9,000,000	8,999,595
0.109% 04/20/15 (06/20/14) (b)(c)	3,765,000	3,764,846
0.110% 03/18/15 (a)	3,520,000	3,516,881
0.120% 02/25/15 (06/25/14) (b)(c)	300,000	299,957
0.120% 08/12/14 (06/12/14) (b)(c)	6,645,000	6,644,672
0.130% 11/26/14 (06/26/14) (b)(c)	250,000	249,976
0.131% 07/14/14 (06/14/14) (b)(c)	7,180,000	7,179,828
0.136% 09/01/15 (06/01/14) (b)(c)	3,960,000	3,960,522
0.140% 11/17/14 (a)	3,000,000	2,998,028
0.149% 03/20/15 (06/20/14) (b)(c)	320,000	320,080
0.150% 08/26/14 (06/02/14) (b)(c)	2,495,000	2,494,970
0.150% 03/17/15	505,000	505,073
0.150% 03/26/15 (06/26/14) (b)(c)	2,535,000	2,535,122
0.151% 08/03/15 (06/03/14) (b)(c)	440,000	440,106
0.151% 10/08/15 (06/08/14) (b)(c)	4,729,000	4,729,247
0.151% 10/01/15 (06/01/14) (b)(c)	1,330,000	1,330,185
0.151% 11/19/15 (06/19/14) (b)(c)	1,795,000	1,795,101
0.151% 09/14/15 (06/14/14) (b)(c)	37,000	37,005
0.160% 08/27/14 (06/27/14) (b)(c)	790,000	790,097
0.160% 02/27/15 (06/27/14) (b)(c)	510,000	510,097
0.161% 01/19/16 (06/19/14) (b)(c)	1,395,000	1,395,591
0.165% 03/26/15 (06/26/14) (b)(c)	375,000	375,008
0.168% 06/22/15 (06/22/14) (b)(c)	785,000	785,333
0.169% 04/23/15 (06/23/14) (b)(c)	1,488,000	1,488,445
0.170% 12/24/14	2,350,000	2,350,380
0.171% 04/18/16 (06/18/14) (b)(c)	500,000	500,194
0.173% 09/22/15 (06/22/14) (b)(c)	1,286,000	1,286,693
0.174% 03/20/15 (06/20/14) (b)(c)	645,000	645,291
0.179% 07/20/15 (06/20/14) (b)(c)	2,420,000	2,421,465
0.180% 01/06/15	3,295,000	3,295,631
0.180% 06/26/15 (06/26/14) (b)(c)	2,655,000	2,656,614
0.180% 10/26/15 (06/26/14) (b)(c)	1,000,000	1,000,402
0.181% 09/29/14 (06/29/14) (b)(c)	1,220,000	1,220,244
0.181% 09/18/15 (06/18/14) (b)(c)	2,100,000	2,101,616
0.182% 02/13/15 (06/13/14) (b)(c)	160,000	160,069
0.190% 10/16/14	265,000	265,049
0.191% 08/17/15 (06/17/14) (b)(c)	3,386,000	3,388,268
0.200% 01/13/16 (06/02/14) (b)(c)	7,705,000	7,704,370
0.200% 02/24/16 (06/24/14) (b)(c)	1,050,000	1,051,163

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.210% 10/22/15 (06/02/14) (b)(c)	980,000	980,207
0.210% 01/04/16 (06/02/14) (b)(c)	125,000	124,990
0.219% 04/20/16 (06/20/14) (b)(c)	260,000	260,349
0.220% 03/04/15 (06/02/14) (b)(c)	2,784,000	2,783,786
0.230% 03/04/15 (06/02/14) (b)(c)	780,000	780,448
0.230% 04/01/15 (06/02/14) (b)(c)	415,000	415,000
0.230% 05/05/15 (06/02/14) (b)(c)	240,000	240,135
0.250% 06/11/14 (06/02/14) (b)(c)	105,000	105,003
0.250% 10/20/14 (06/02/14) (b)(c)	2,412,000	2,412,000
0.250% 11/28/14	395,000	395,227
0.250% 12/24/14	2,945,000	2,946,948
0.250% 02/01/16 (06/02/14) (b)(c)	300,000	300,354
0.260% 10/23/14	2,320,000	2,321,179
0.270% 11/19/14	100,000	100,064
0.270% 02/24/15	4,850,000	4,855,573
0.280% 10/14/14 (06/02/14) (b)(c)	510,000	510,234
0.280% 12/11/14	575,000	575,431
0.350% 05/01/15 (06/02/14) (b)(c)	1,585,000	1,586,987
0.450% 02/17/15	250,000	250,581
0.500% 03/09/15	200,000	200,567
0.550% 10/02/14	100,000	100,143
0.650% 12/09/14	2,000,000	2,005,609
1.625% 11/19/14	2,352,000	2,368,418
2.050% 02/18/15	140,000	141,922
2.800% 11/05/14	300,000	303,446
3.000% 09/22/14	1,705,000	1,720,128
3.850% 02/11/15	460,000	471,864
3.980% 01/22/15	450,000	461,121
4.150% 03/25/15	303,000	312,921
4.375% 02/17/15	1,800,000	1,854,403
4.480% 11/20/14	823,000	839,788
4.550% 11/10/14	1,105,000	1,126,510
Federal Home Loan Bank
0.090% 02/27/15	5,125,000	5,124,057
0.100% 06/11/14	13,000,000	12,999,851
0.100% 08/21/14	1,700,000	1,699,941
0.100% 01/23/15	310,000	309,956
0.100% 02/19/15	4,425,000	4,424,446
0.110% 07/15/14	5,000,000	4,999,964
0.110% 01/07/15	3,830,000	3,829,626

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.110% 01/09/15	205,000	204,991
0.120% 08/12/14	2,000,000	1,999,854
0.120% 08/13/14	1,505,000	1,504,998
0.120% 08/14/14	6,165,000	6,164,928
0.120% 08/25/14	4,430,000	4,429,596
0.120% 10/27/14	6,990,000	6,989,589
0.120% 01/08/15	390,000	390,018
0.125% 07/01/14	10,000,000	10,000,313
0.125% 09/03/14	2,000,000	1,999,808
0.125% 09/16/14	525,000	525,003
0.125% 10/02/14	3,660,000	3,659,924
0.125% 11/12/14	25,000	25,001
0.125% 11/18/14	1,085,000	1,084,915
0.125% 01/23/15	270,000	269,953
0.130% 06/11/14	2,615,000	2,614,992
0.130% 06/25/14	9,365,000	9,365,320
0.130% 10/30/14	8,180,000	8,179,609
0.130% 11/03/14	2,335,000	2,334,884
0.135% 06/06/14 (a)	8,155,000	8,154,847
0.138% 06/18/14 (a)	6,000,000	5,999,609
0.140% 10/16/14	650,000	650,008
0.140% 10/17/14	10,840,000	10,840,339
0.140% 11/21/14	2,350,000	2,350,038
0.140% 02/18/15	10,605,000	10,606,220
0.140% 02/18/15	1,835,000	1,835,292
0.140% 03/02/15	2,535,000	2,535,354
0.160% 11/21/14	500,000	500,077
0.170% 07/28/14	9,000,000	9,000,265
0.170% 08/22/14	1,650,000	1,650,137
0.170% 12/11/14	35,000	34,999
0.170% 01/13/15	2,780,000	2,779,786
0.170% 01/15/15	1,660,000	1,660,177
0.180% 10/01/14	265,000	265,069
0.180% 01/09/15	4,400,000	4,401,517
0.190% 07/25/14	735,000	735,042
0.200% 12/18/14	385,000	385,164
0.200% 08/19/15 (06/02/14) (b)(c)	150,000	149,963
0.210% 11/07/14	3,500,000	3,501,242
0.230% 06/11/14 (06/02/14) (b)(c)	115,000	115,004
0.230% 10/08/14	465,000	465,154
0.250% 01/16/15	5,565,000	5,569,351

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.250% 02/20/15	100,000	100,084
0.375% 06/12/14	5,000,000	5,000,352
0.375% 03/13/15	500,000	500,950
0.875% 12/12/14	5,470,000	5,491,330
1.250% 08/28/14	1,235,000	1,238,391
1.250% 12/12/14	970,000	975,625
1.375% 09/12/14	1,425,000	1,430,040
2.500% 06/13/14	2,335,000	2,336,814
2.500% 08/25/14	250,000	251,401
2.700% 11/18/14	45,000	45,531
2.750% 12/12/14	4,310,000	4,369,915
2.750% 03/13/15	1,620,000	1,653,223
3.250% 09/12/14	1,180,000	1,190,393
3.500% 03/13/15	135,000	138,541
4.125% 03/13/15	190,000	195,894
4.500% 11/14/14	140,000	142,778
4.500% 02/18/15	105,000	108,270
4.750% 11/14/14	105,000	107,190
4.750% 12/12/14	165,000	169,045
4.875% 06/13/14	105,000	105,164
5.250% 06/18/14	3,645,000	3,653,738
5.250% 09/12/14	25,000	25,361
5.375% 06/13/14	1,470,000	1,472,538
5.500% 08/13/14	2,980,000	3,011,947
Federal Home Loan Mortgage Corp.
0.131% 10/16/15 (06/16/14) (b)(c)	13,875,000	13,874,976
0.140% 10/29/14 (a)	174,000	173,899
0.151% 12/05/14 (06/05/14) (b)(c)	1,000,000	1,000,082
0.250% 08/14/14	5,000,000	5,001,207
0.305% 01/02/15	390,000	390,368
0.320% 12/03/14	3,615,000	3,618,358
0.350% 12/05/14	2,800,000	2,803,141
0.350% 03/18/15	2,105,000	2,108,654
0.375% 08/28/14	12,108,000	12,115,269
0.500% 09/19/14	1,950,000	1,952,233
0.625% 12/29/14	6,971,000	6,990,951
0.750% 09/22/14	5,180,000	5,190,249
0.750% 11/25/14	8,280,000	8,304,736
1.000% 07/30/14	4,465,000	4,471,372
1.000% 08/20/14	15,331,000	15,360,572

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	1.000% 08/27/14	1,780,000	1,783,769
	2.875% 02/09/15	6,143,000	6,259,254
	3.000% 07/28/14	5,330,000	5,354,085
	4.500% 01/15/15	454,000	466,290
	5.000% 07/15/14	6,475,000	6,513,260
	5.000% 10/27/14	1,945,000	1,983,206
	5.000% 11/13/14	390,000	398,553
	5.150% 03/01/15	435,000	451,351
Federal National Mortgage Association
	0.120% 02/27/15 (06/27/14) (b)(c)	12,000,000	11,999,110
	0.129% 06/20/14	3,170,000	3,169,967
	0.159% 01/20/15 (06/20/14) (b)(c)	1,902,000	1,902,244
	0.183% 04/01/16 (07/01/14) (b)(c)	70,000	69,936
	0.360% 06/23/14 (06/02/14) (b)(c)	2,430,000	2,430,317
	0.375% 03/16/15	14,290,000	14,318,070
	0.410% 01/20/16 (06/02/14) (b)(c)	200,000	200,727
	0.480% 11/21/14 (06/02/14) (b)(c)	395,000	395,625
	0.625% 10/30/14	7,264,000	7,278,880
	0.750% 12/19/14	12,167,000	12,208,189
	0.875% 08/28/14	7,884,000	7,898,261
	1.125% 06/27/14	8,619,000	8,625,202
	1.150% 11/18/14	965,000	969,559
	1.500% 09/08/14	2,000,000	2,007,462
	1.500% 12/16/14	205,000	206,547
	2.625% 11/20/14	6,566,000	6,642,870
	3.000% 09/16/14	2,586,000	2,607,790
	4.000% 02/19/15	335,000	344,163
	4.625% 10/15/14	11,292,000	11,480,976
	U.S. GOVERNMENT AGENCIES TOTAL		525,396,986

	Total Government & Agency Obligations (cost of $525,396,986)		525,396,986

Repurchase Agreements — 57.5%
	Repurchase agreement with Bank of Nova Scotia, dated 05/30/14, due 06/02/14 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 01/15/28, market value $71,400,560 (repurchase proceeds $70,000,467)	70,000,000	70,000,000
	Repurchase agreement with Credit Agricole, dated 05/30/14, due 06/02/14 at 0.050%, collateralized by a U.S. Treasury obligation maturing 02/28/17, market value $51,000,307 (repurchase proceeds $50,000,208)	50,000,000	50,000,000

5

		Par ($)	Value ($)
Repurchase Agreements — (CONTINUED)
	Repurchase agreement with Deutsche Bank Securities, dated 05/30/14, due 06/02/14 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/44, market value $102,000,680 (repurchase proceeds $100,000,667)	100,000,000	100,000,000
	Repurchase agreement with Goldman Sachs, dated 05/30/14, due 06/02/14, at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/19, market value $61,200,844 (repurchase proceeds $60,000,250)	60,000,000	60,000,000
	Repurchase agreement with Goldman Sachs, dated 05/30/14, due 06/02/14, at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/44, market value $127,500,638 (repurchase proceeds $125,000,625)	125,000,000	125,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/29/14, due 06/05/14 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/41, market value $51,000,340 (repurchase proceeds $50,000,583)	50,000,000	50,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/30/18, market value $6,125,453 (repurchase proceeds $6,000,050)	6,000,000	6,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14, at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/42, market value $153,001,148 (repurchase proceeds $150,001,125)	150,000,000	150,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/30/14, due 06/02/14 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/44, market value $76,500,447 (repurchase proceeds $75,000,438)	75,000,000	75,000,000
	Repurchase agreement with Wells Fargo Bank, dated 05/06/14, due 08/04/14 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/44, market value $10,200,689 (repurchase proceeds $10,002,250)	10,000,000	10,000,000

6

		Par ($)	Value ($)
Repurchase Agreements — (CONTINUED)
	Repurchase agreement with Wells Fargo Bank, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by a U.S. Treasury obligation maturing 11/30/14, market value $17,312,572 (repurchase proceeds $16,973,085)	16,973,000	16,973,000

	Total Repurchase Agreements (cost of $712,973,000)		712,973,000

	Total Investments — 99.9% (cost of $1,238,369,986)(d)		1,238,369,986

	Other Assets & Liabilities, Net — 0.1%		992,822

	Net Assets — 100.0%		1,239,362,808

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

7

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$525,396,986	$—	$525,396,986
Total Repurchase Agreements	—	712,973,000	—	712,973,000
Total Investments	$—	$1,238,369,986	$—	$1,238,369,986

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the discount rate at the date of purchase.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2014.

(c) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d) Cost for federal income tax purposes is $1,238,369,986.

8

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 89.1%
U.S. Government Agencies — 83.4%

Federal Farm Credit Bank
0.010% 06/02/14 (a)	8,286,000	8,285,998
0.010% 06/02/14 (a)	587,000	587,000
0.030% 06/03/14 (a)	72,705,000	72,704,879
0.040% 06/06/14 (a)	40,510,000	40,509,775
0.050% 06/09/14 (a)	25,000,000	24,999,722
0.050% 06/26/14 (a)	46,855,000	46,853,373
0.070% 06/27/14 (a)	75,000,000	74,996,208
0.080% 06/04/14 (a)	40,075,000	40,074,733
0.080% 10/03/14 (a)	25,000,000	24,993,111
0.090% 06/19/14 (a)	22,000,000	21,999,010
0.100% 06/27/14 (a)	25,000,000	24,998,194
0.100% 01/20/15 (a)	21,105,000	21,091,340
0.100% 01/28/15 (a)	10,000,000	9,993,306
0.109% 04/20/15 (06/20/14) (b)(c)	38,650,000	38,648,423
0.110% 07/14/14 (a)	15,000,000	14,998,029
0.110% 08/18/14 (a)	5,000,000	4,998,808
0.110% 03/18/15 (a)	13,495,000	13,483,042
0.120% 06/03/14 (06/02/14) (b)(c)	2,500,000	2,500,006
0.120% 08/06/14 (a)	26,000,000	25,994,280
0.120% 10/17/14 (a)	66,655,000	66,624,339
0.120% 10/27/14 (06/27/14) (b)(c)	8,075,000	8,076,048
0.120% 08/12/14 (06/12/14) (b)(c)	73,645,000	73,641,363
0.122% 10/09/14 (06/09/14) (b)(c)	735,000	735,017
0.129% 07/23/14 (06/23/14) (b)(c)	175,000	175,011
0.130% 10/03/14 (a)	10,000,000	9,995,522
0.130% 11/26/14 (06/26/14) (b)(c)	745,000	745,103
0.131% 06/06/14 (06/26/14) (b)(c)	3,075,000	3,075,034
0.131% 07/14/14 (06/14/14) (b)(c)	76,230,000	76,228,176
0.135% 12/24/14 (a)	19,245,000	19,230,133
0.136% 09/01/15 (06/01/14) (b)(c)	88,830,000	88,841,737
0.140% 11/17/14 (a)	14,000,000	13,990,799
0.149% 03/20/15 (06/20/14) (b)(c)	3,105,000	3,105,771
0.150% 08/26/14 (06/02/14) (b)(c)	25,490,000	25,489,697
0.150% 03/17/15	12,112,000	12,114,723
0.150% 03/26/15 (06/26/14) (b)(c)	5,450,000	5,451,352
0.151% 07/06/15 (06/06/14) (b)(c)	200,000	200,068
0.151% 08/03/15 (06/03/14) (b)(c)	4,290,000	4,291,037
0.151% 10/08/15 (06/08/14) (b)(c)	1,392,000	1,391,902
0.151% 10/01/15 (06/01/14) (b)(c)	2,175,000	2,175,313

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.151% 11/19/15 (06/19/14) (b)(c)	5,575,000	5,575,127
0.151% 09/14/15 (06/14/14) (b)(c)	7,412,000	7,414,105
0.160% 06/11/14	2,855,000	2,855,035
0.160% 08/27/14 (06/27/14) (b)(c)	1,411,000	1,411,186
0.160% 10/24/14 (06/24/14) (b)(c)	370,000	370,076
0.160% 01/16/15	300,000	300,071
0.160% 02/27/15 (06/27/14) (b)(c)	4,460,000	4,460,955
0.161% 01/19/16 (06/19/14) (b)(c)	7,905,000	7,907,919
0.165% 04/27/15 (06/27/14) (b)(c)	29,760,000	29,771,635
0.165% 03/26/15 (06/26/14) (b)(c)	425,000	424,885
0.168% 06/22/15 (06/22/14) (b)(c)	22,275,000	22,283,892
0.169% 04/23/15 (06/23/14) (b)(c)	22,073,000	22,081,900
0.170% 08/08/14	25,000,000	25,004,582
0.170% 12/24/14	15,050,000	15,052,437
0.173% 09/22/15 (06/22/14) (b)(c)	7,780,000	7,784,303
0.174% 03/20/15 (06/20/14) (b)(c)	1,580,000	1,580,631
0.179% 07/20/15 (06/20/14) (b)(c)	40,355,000	40,376,907
0.180% 03/12/15	3,750,000	3,751,414
0.180% 06/26/15 (06/26/14) (b)(c)	24,590,000	24,604,703
0.180% 07/27/15 (06/27/14) (b)(c)	4,000,000	4,001,874
0.180% 10/26/15 (06/26/14) (b)(c)	3,250,000	3,251,901
0.181% 09/29/14 (06/29/14) (b)(c)	12,935,000	12,938,905
0.181% 04/06/15 (06/06/14) (b)(c)	5,220,000	5,222,896
0.181% 09/18/15 (06/18/14) (b)(c)	23,500,000	23,518,521
0.182% 02/13/15 (06/13/14) (b)(c)	3,385,000	3,386,432
0.190% 07/15/14	2,520,000	2,520,118
0.190% 10/16/14	1,735,000	1,735,319
0.190% 07/24/15 (06/24/14) (b)(c)	10,000,000	10,007,021
0.191% 08/17/15 (06/17/14) (b)(c)	8,101,000	8,106,413
0.200% 08/28/14	2,005,000	2,005,362
0.200% 10/15/14	1,380,000	1,380,252
0.200% 10/26/15 (06/26/14) (b)(c)	8,190,000	8,197,607
0.200% 01/13/16 (06/02/14) (b)(c)	47,745,000	47,741,094
0.200% 02/24/16 (06/24/14) (b)(c)	1,630,000	1,631,724
0.210% 10/22/15 (06/02/14) (b)(c)	5,900,000	5,901,249
0.210% 01/04/16 (06/02/14) (b)(c)	805,000	804,935
0.219% 04/20/16 (06/20/14) (b)(c)	1,040,000	1,041,397
0.220% 03/04/15 (06/02/14) (b)(c)	32,601,000	32,598,498
0.230% 03/04/15 (06/02/14) (b)(c)	8,950,000	8,955,166
0.230% 04/01/15 (06/02/14) (b)(c)	5,200,000	5,200,000

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.230% 05/05/15 (06/02/14) (b)(c)	2,330,000	2,331,315
0.240% 03/24/15 (06/02/14) (b)(c)	300,000	300,185
0.250% 06/04/14	6,000,000	6,000,093
0.250% 06/11/14 (06/02/14) (b)(c)	8,414,000	8,414,385
0.250% 07/07/14	3,000,000	3,000,546
0.250% 07/17/14	1,665,000	1,665,417
0.250% 07/28/14	9,900,000	9,902,216
0.250% 10/20/14 (06/02/14) (b)(c)	23,881,000	23,881,000
0.250% 12/24/14	7,100,000	7,105,914
0.250% 01/26/15 (06/02/14) (b)(c)	10,000,000	10,005,630
0.260% 10/23/14	1,500,000	1,501,023
0.270% 11/19/14	3,015,000	3,017,385
0.270% 02/24/15	18,970,000	18,991,797
0.280% 10/14/14 (06/02/14) (b)(c)	3,185,000	3,186,552
0.290% 08/03/15 (06/02/14) (b)(c)	2,405,000	2,408,995
0.300% 07/18/14	1,215,000	1,215,306
0.300% 08/21/14	1,000,000	1,000,410
0.300% 02/25/15	820,000	821,006
0.300% 02/27/15	2,000,000	2,002,762
0.350% 05/01/15 (06/02/14) (b)(c)	16,075,000	16,095,153
0.450% 02/17/15	1,050,000	1,052,439
0.500% 03/09/15	800,000	802,269
0.550% 10/02/14	590,000	590,845
1.500% 07/28/14	1,005,000	1,007,250
1.625% 11/19/14	22,570,000	22,726,951
1.900% 06/02/14	3,690,000	3,690,178
2.050% 02/18/15	585,000	593,031
3.000% 09/22/14	11,236,000	11,336,179
3.170% 06/23/14	810,000	811,503
3.850% 02/11/15	400,000	410,314
4.375% 02/17/15	6,915,000	7,123,999
4.480% 11/20/14	800,000	816,311
4.550% 02/03/15	4,500,000	4,634,004
Federal Home Loan Bank
0.030% 06/04/14 (a)	36,062,000	36,061,910
0.035% 06/04/14 (a)	120,045,000	120,044,650
0.035% 06/06/14 (a)	35,000,000	34,999,830
0.036% 06/06/14 (a)	79,471,000	79,470,603
0.040% 06/04/14 (a)	53,255,000	53,254,822
0.040% 06/11/14 (a)	97,290,000	97,288,919
0.040% 06/18/14 (a)	81,055,000	81,053,469

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.040% 07/02/14 (a)	95,890,000	95,886,697
0.045% 06/20/14 (a)	65,866,000	65,864,436
0.050% 06/18/14 (a)	42,185,000	42,184,004
0.050% 07/09/14 (a)	40,295,000	40,292,873
0.055% 06/27/14 (a)	60,590,000	60,587,593
0.090% 08/28/14	20,340,000	20,339,179
0.090% 01/16/15	12,020,000	12,017,991
0.090% 01/20/15	2,005,000	2,004,717
0.090% 02/19/15	32,370,000	32,364,718
0.090% 02/27/15	32,230,000	32,224,075
0.100% 06/11/14	75,000,000	74,999,142
0.100% 08/21/14	85,975,000	85,971,992
0.100% 01/23/15	19,190,000	19,187,845
0.100% 02/19/15	16,530,000	16,527,930
0.100% 02/20/15	32,060,000	32,056,438
0.110% 01/07/15	17,575,000	17,573,208
0.110% 01/09/15	895,000	894,961
0.120% 06/09/14	45,890,000	45,890,668
0.120% 08/12/14	17,000,000	16,998,757
0.120% 08/13/14	8,630,000	8,629,988
0.120% 08/14/14	35,090,000	35,089,592
0.120% 08/25/14	58,680,000	58,675,047
0.120% 10/27/14	44,755,000	44,752,371
0.120% 01/08/15	1,665,000	1,665,078
0.125% 06/20/14	19,930,000	19,930,601
0.125% 06/26/14	1,625,000	1,625,087
0.125% 09/03/14	825,000	825,019
0.125% 09/16/14	6,335,000	6,335,009
0.125% 10/02/14	23,420,000	23,419,511
0.125% 11/04/14	16,520,000	16,519,410
0.125% 11/12/14	110,000	110,006
0.125% 12/16/14	10,980,000	10,981,365
0.125% 01/23/15	1,085,000	1,084,810
0.130% 06/11/14	22,735,000	22,735,006
0.130% 06/25/14 (06/26/14) (b)(c)	30,000,000	30,001,024
0.130% 10/30/14	46,870,000	46,867,762
0.130% 11/03/14	14,940,000	14,939,256
0.135% 06/06/14 (a)	59,985,000	59,983,875
0.138% 06/18/14 (a)	60,000,000	59,996,090
0.140% 06/04/14	80,980,000	80,980,548

4

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.140% 10/16/14	1,785,000	1,785,026
0.140% 10/17/14	64,310,000	64,311,080
0.140% 02/18/15	14,425,000	14,427,556
0.140% 02/18/15	42,635,000	42,640,473
0.140% 03/02/15	9,720,000	9,721,359
0.160% 11/21/14	1,625,000	1,625,514
0.160% 03/12/15	1,100,000	1,100,328
0.170% 08/22/14	49,505,000	49,511,873
0.170% 08/26/14	1,175,000	1,175,037
0.170% 01/13/15	13,940,000	13,938,925
0.170% 01/15/15	10,040,000	10,041,069
0.180% 07/15/14	3,240,000	3,240,460
0.180% 08/05/14	1,930,000	1,930,079
0.180% 01/09/15	1,055,000	1,055,433
0.190% 07/25/14	5,135,000	5,135,295
0.230% 06/11/14 (06/02/14) (b)(c)	1,300,000	1,300,047
0.230% 10/08/14	2,975,000	2,975,984
0.240% 06/04/14 (06/02/14) (b)(c)	480,000	480,006
0.250% 01/16/15	6,620,000	6,625,412
0.375% 06/12/14	2,780,000	2,780,271
0.375% 03/13/15	1,535,000	1,537,798
0.400% 07/02/14	40,565,000	40,576,969
0.400% 09/30/14	2,580,000	2,582,584
0.875% 12/12/14	8,160,000	8,192,642
1.000% 09/22/14	3,215,000	3,223,834
1.250% 07/29/14	810,000	811,480
1.250% 12/12/14	810,000	814,915
1.375% 09/12/14	2,505,000	2,513,955
1.500% 11/28/14	500,000	503,380
2.500% 06/13/14	14,615,000	14,626,593
2.700% 11/18/14	300,000	303,537
2.750% 12/12/14	4,835,000	4,901,971
2.750% 03/13/15	23,400,000	23,879,025
3.250% 09/12/14	2,780,000	2,804,421
3.500% 03/13/15	2,005,000	2,057,781
4.500% 11/14/14	615,000	627,204
4.500% 02/18/15	4,365,000	4,501,182
4.750% 11/14/14	585,000	597,200
4.750% 12/12/14	360,000	368,847
4.875% 06/13/14	705,000	706,103
5.250% 06/18/14	101,430,000	101,671,927

5

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	5.250% 09/12/14	110,000	111,590
	5.375% 06/13/14	22,245,000	22,283,469
	5.500% 08/13/14	22,700,000	22,943,935
Tennessee Valley Authority
	0.030% 06/02/14 (a)	83,984,000	83,983,930
	0.035% 06/05/14 (a)	120,000,000	119,999,533
	0.040% 06/05/14 (a)	160,000,000	159,999,289
	0.040% 06/12/14 (a)	16,875,000	16,874,794
	0.050% 06/26/14 (a)	52,688,000	52,686,171
U.S. GOVERNMENT AGENCIES TOTAL			4,213,563,360
U.S. Government Obligations — 5.7%
U.S. Treasury Bill
	0.028% 06/19/14 (d)	25,810,000	25,809,645
	0.028% 06/19/14 (d)	40,280,000	40,279,436
	0.030% 06/19/14 (d)	40,280,000	40,279,396
	0.040% 06/26/14 (d)	88,865,000	88,862,531
	0.050% 06/19/14 (d)	40,395,000	40,394,215
U.S. Treasury Note
	0.500% 10/15/14	20,200,000	20,228,769
	0.750% 06/15/14	31,850,000	31,858,529
U.S. GOVERNMENT OBLIGATIONS TOTAL			287,712,521

	Total Government & Agency Obligations (cost of $4,501,275,881)		4,501,275,881

	Total Investments — 89.1% (cost of $4,501,275,881)(e)		4,501,275,881

	Other Assets & Liabilities, Net — 10.9%		549,265,079

	Net Assets — 100.0%		5,050,540,960

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$4,501,275,881	$—	$4,501,275,881
Total Investments	$—	$4,501,275,881	$—	$4,501,275,881

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2014.

(c)	Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $4,501,275,881.

7

INVESTMENT PORTFOLIO

May 31, 2014 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.0%
MASSACHUSETTS — 76.3%
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.080% 12/15/34 (06/05/14) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
	Series 2013,
	2.000% 11/15/14	793,000	799,226
MA BB&T Municipal Trust
	Massachusetts State Water Resources,
	Series 2007 B,
	LIQ FAC: Branch Banking & Trust
	0.070% 02/01/29 (06/05/14) (a)(b)	1,700,000	1,700,000
MA Boston
	Series 2011 A
	5.000% 04/01/15	890,000	925,789
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 05/01/39 (06/05/14) (a)(b)(c)	3,540,000	3,540,000
MA Development Finance Agency
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.040% 10/01/32 (06/05/14) (a)(b)	1,925,000	1,925,000
	Bancroft Schools & Communities,
	Series 2001,
	LOC: TD Bank N.A.
	0.060% 09/01/31 (06/05/14) (a)(b)	4,000,000	4,000,000
	Beth Israel Deaconess Medical,
	Series 2011 B,
	LOC: M&T Bank
	0.080% 06/01/41 (06/05/14) (a)(b)	6,455,000	6,455,000
	College of The Holy Cross,
	Series 2008 A
	LOC: JPMorgan Chase Bank N.A.
	0.070% 09/01/37 (06/02/14) (a)(b)	2,050,000	2,050,000
MA Easton
	Series 2013
	1.000% 08/22/14	1,700,000	1,702,780
	Series 2014
	1.000% 08/22/14	1,250,000	1,252,072
MA Framingham
	Series 2012 A,
	3.000% 12/01/14	1,000,000	1,014,318
MA Gloucester
	Series 2006,
	5.000% 07/15/14	920,000	925,141
	Series 2014

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	2.000% 02/01/15	634,000	641,473
MA Greater Lowell Regional Vocational Technical School District
	Series 2014
	Insured: State Aid Withholding
	2.000% 06/01/15	494,000	502,555
MA Haverhill
	Series 2011 A
	Insured: State Aid Withholding
	2.000% 09/01/14	300,000	301,283
MA Health & Educational Facilities Authority
	Baystate Medical Center, Inc.,
	Series 2009 J2,
	LOC: JPMorgan Chase Bank
	0.070% 07/01/44 (06/02/14) (a)(b)	700,000	700,000
	Mass Institute of Tech,
	Series 2008 N
	5.000% 07/01/14	1,550,000	1,556,162
	Partners Healthcare Systems:
	Series 1997 P2,
	SPA: JPMorgan Chase Bank
	0.050% 07/01/27 (06/04/14) (a)(b)	5,000,000	5,000,000
	Series 2007 G5,
	4.125% 07/01/14	600,000	601,933
	The Children’s Hospital Corp.,
	Series 2010 N3
	LOC: U.S. Bank N.A.
	0.050% 10/01/38 (06/04/14) (a)(b)	4,000,000	4,000,000
	Tufts University:
	Series 2002 J
	5.500% 08/15/14	400,000	404,377
	Series 2008 N-2,
	SPA: Wells Fargo Bank N.A.
	0.060% 08/15/34 (06/02/14) (a)(b)	5,500,000	5,500,000
	Wellesley College,
	Series 2008 I,
	0.050% 07/01/39 (06/02/14) (b)(d)	1,475,000	1,475,000
MA Holliston
	Series 2014
	1.000% 05/22/15	670,000	674,345
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.120% 06/01/36 (06/05/14) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Mitsui Banking
	0.060% 08/01/26 (06/04/14) (a)(b)	2,610,000	2,610,000
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.060% 07/01/26 (06/05/14) (a)(b)	2,900,000	2,900,000
	Nova Realty Trust,
	Series 1994,
	LOC: TD Bank N.A.
	0.050% 12/01/24 (06/05/14) (a)(b)	2,900,000	2,900,000
MA Lawrence
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A):
	1.000% 06/01/14	7,147,450	7,147,450
	1.000% 09/01/14	4,000,000	4,005,616
	Series 2014 A
	Insured: State Aid Withholding
	1.000% 06/01/15 (e)	3,000,000	3,020,850
	Series 2014,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 03/01/15	2,000,000	2,009,536
MA Lynn
	Series 2009
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	5.000% 12/01/14	3,560,000	3,644,603
MA Merrimac
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	2.000% 09/01/14	461,000	462,910
MA Needham
	Series 2014
	2.000% 05/15/15 (e)	572,000	581,570
MA Newton
	Series 2013
	3.000% 02/15/15	500,000	509,916
MA North Reading
	Series 2014
	5.000% 05/15/15	306,000	319,683
MA Port Authority
	0.080% 08/01/14	3,000,000	3,000,000
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.070% 01/01/16 (06/05/14) (a)(b)(c)	9,800,000	9,800,000
MA Rockland
	2.000% 03/01/15	735,000	744,431
MA Taunton
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	2.000% 09/01/14	604,000	606,502
MA University of Massachusetts Building Authority
	Series 2004 04-1
	Pre-refunded 01/01/14
	5.250% 11/01/24	3,000,000	3,063,512
	Series 2011 1,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	SPA: Wells Fargo Bank N.A.
	0.050% 11/01/34 (06/04/14) (a)(b)	3,235,000	3,235,000
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.050% 08/01/37 (06/05/14) (a)(b)	3,800,000	3,800,000
MA Westfield
	Series 2014
	Insured: State Aid Withholding
	2.000% 03/01/15	2,095,000	2,123,044
MA Worcester
	Series 2004 A
	5.250% 08/15/14	1,335,000	1,348,627
	Series 2006
	4.000% 11/01/14	500,000	507,894
MASSACHUSETTS TOTAL			110,182,598
MICHIGAN — 1.3%
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.100% 05/01/35 (06/02/14) (a)(b)	1,800,000	1,800,000
MICHIGAN TOTAL			1,800,000
MISSISSIPPI — 2.6%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2010 F,
	GTY AGMT: Chevron Corp.
	0.050% 12/01/30 (06/04/14) (a)(b)	3,800,000	3,800,000
MISSISSIPPI TOTAL			3,800,000
NEW HAMPSHIRE — 0.5%
NH Health & Education Facilities Authority
	University System of New Hampshire:
	Series 2005 A1
	SPA: U.S. Bank N.A.
	0.090% 07/01/35 (06/02/14) (a)(b)	500,000	500,000
	Series 2011 B,
	0.090% 07/01/33 (06/02/14) (b)(d)	200,000	200,000
NEW HAMPSHIRE TOTAL			700,000
OHIO — 1.3%
OH Columbus Regional Airport Authority
	Series 2005,
	LOC: U.S. Bank N.A.
	0.060% 07/01/35 (06/05/14) (a)(b)	1,900,000	1,900,000
OHIO TOTAL			1,900,000
PUERTO RICO — 12.7%
PR Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 08/01/54 (06/05/14) (a)(b)(c)	8,338,000	8,338,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.170% 09/01/15 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
PUERTO RICO TOTAL			18,338,000
TEXAS — 1.3%
TX Harris County Cultural Education Facilities Finance Corp.
	The Methodist Hospital,
	Series 2008 C1,
	0.070% 12/01/24 (06/02/14) (b)(d)	1,900,000	1,900,000
TEXAS TOTAL			1,900,000

	Total Municipal Bonds (cost of $138,620,598)		138,620,598

Closed-End Investment Company — 6.2%
OTHER — 6.2%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/40 (06/05/14) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL			9,000,000

	Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

	Total Investments — 102.2% (cost of $147,620,598)(f)		147,620,598

	Other Assets & Liabilities, Net — (2.2)%		(3,232,100)

	Net Assets — 100.0%		144,388,498

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$138,620,598	$—	$138,620,598
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$147,620,598	$—	$147,620,598

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $44,873,000 or 31.1% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $147,620,598.

6

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 29.1%
Bank of Montreal Chicago
	0.160% 07/15/14	101,000,000	101,000,000
	0.170% 06/24/14	84,920,000	84,920,000
	0.170% 07/02/14	65,810,000	65,810,000
Bank of Nova Scotia Houston
	0.190% 06/19/14	24,600,000	24,600,061
	0.190% 08/18/14	69,675,000	69,677,044
	0.220% 11/10/14	118,500,000	118,500,000
	0.220% 12/01/14	25,000,000	25,000,000
	0.230% 08/25/14	71,000,000	71,000,000
	0.230% 09/05/14	100,000,000	100,000,000
	0.230% 09/11/14	96,100,000	96,100,000
	0.240% 07/07/14	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.200% 06/10/14	52,700,000	52,700,000
	0.200% 06/27/14	44,850,000	44,850,000
	0.200% 07/16/14	119,000,000	119,000,000
	0.200% 07/17/14	24,000,000	24,000,000
	0.210% 06/11/14	27,000,000	27,000,000
	0.210% 09/08/14	135,000,000	135,000,000
Barclays Bank PLC NY
	0.230% 06/25/14	109,000,000	109,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.230% 06/02/14	100,000,000	100,000,000
	0.240% 07/01/14	40,000,000	40,000,000
Credit Industrial et Commercial
	0.240% 08/04/14	78,000,000	78,000,693
	0.250% 08/01/14	29,000,000	29,000,491
	0.250% 08/04/14	89,000,000	89,001,581
	0.255% 07/01/14	145,000,000	145,000,604
Credit Industrial et Commercial NY
	0.230% 06/02/14	100,000,000	100,000,000
	0.230% 06/03/14	72,900,000	72,900,000
Credit Suisse NY
	0.250% 07/29/14	25,000,000	25,000,000
	0.250% 08/14/14	112,000,000	112,000,000
Deutsche Bank AG NY
	0.250% 07/28/14	150,000,000	150,000,000
DNB NOR Bank ASA/NY
	0.220% 11/04/14	54,750,000	54,750,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.230% 10/02/14	16,920,000	16,920,000
HSBC Bank USA, Inc.
	0.215% 10/08/14	40,350,000	40,350,000
JPMorgan Chase Bank NA
	0.320% 06/06/14	10,000,000	10,000,069
Mizuho Corporate Bank Ltd./NY
	0.150% 06/20/14	70,000,000	70,000,000
	0.200% 06/23/14	14,685,000	14,685,448
Nordea Bank Finland PLC NY
	0.190% 07/28/14	98,075,000	98,078,094
	0.205% 10/10/14	200,500,000	200,489,060
	0.210% 11/14/14	89,015,000	89,012,948
	0.220% 10/24/14	16,145,000	16,145,000
Norinchukin Bank NY
	0.100% 06/03/14	310,500,000	310,500,000
	0.100% 06/05/14	165,000,000	165,000,000
	0.140% 06/20/14	29,000,000	29,000,000
Northern Trust Co.
	0.020% 06/02/14	293,678,000	293,678,000
Rabobank Nederland NV/NY
	0.250% 07/01/14	3,012,000	3,012,000
	0.250% 07/15/14	191,930,000	191,930,000
	0.250% 07/21/14	209,140,000	209,140,000
Skandinaviska Enskilda Banken AB/NY
	0.230% 07/08/14	84,000,000	84,000,000
	0.230% 07/09/14	26,141,000	26,141,000
	0.230% 07/15/14	36,860,000	36,860,000
State Street Bank & Trust Co.
	0.160% 07/09/14	97,475,000	97,475,000
Sumitomo Mitsui Banking Corp./NY
	0.210% 06/17/14	24,000,000	24,000,000
	0.220% 06/03/14	22,300,000	22,300,000
	0.220% 06/18/14	41,000,000	41,000,000
	0.220% 07/18/14	22,000,000	22,000,000
	0.220% 08/04/14	15,000,000	15,000,000
	0.220% 08/08/14	81,000,000	81,000,000
	0.220% 08/22/14	55,000,000	55,000,000
	0.220% 08/28/14	27,000,000	27,000,000
	0.220% 09/05/14	90,000,000	90,000,000
	0.250% 11/13/14	113,000,000	113,000,000
	0.250% 11/19/14	15,500,000	15,500,000

2

		Par ($)	Value ($)*
Certificates of Deposit — (continued)
Svenska Handelsbanken/NY
	0.170% 07/18/14	3,465,000	3,464,955

	Total Certificates of Deposit (cost of $4,825,492,048)		4,825,492,048

Commercial Paper — 20.3%
Bank Nederlandse Gemeenten
	0.200% 10/10/14 (a)(b)	75,000,000	74,945,416
	0.240% 09/05/14 (a)(b)	30,000,000	29,980,800
Bank of Nova Scotia
	0.230% 07/01/14 (a)	40,000,000	39,992,332
Barclays U.S. Funding Corp.
	0.090% 06/02/14 (a)	143,730,000	143,729,640
BNZ International Funding Ltd.
	0.160% 07/17/14 (a)(b)	91,137,000	91,118,368
	0.210% 11/03/14 (a)(b)	29,545,000	29,518,286
	0.220% 06/13/14 (a)(b)	125,690,000	125,680,783
	0.220% 07/07/14 (a)(b)	25,000,000	24,994,500
	0.230% 06/13/14 (a)(b)	20,000,000	19,998,467
	0.240% 06/13/14 (a)(b)	18,180,000	18,178,546
Coca-Cola Co.
	0.170% 11/18/14 (a)(b)	22,610,000	22,591,849
	0.180% 11/19/14 (a)(b)	8,800,000	8,792,476
	0.180% 12/03/14 (a)(b)	21,000,000	20,980,575
	0.190% 10/16/14 (a)(b)	36,000,000	35,973,970
	0.200% 10/30/14 (a)(b)	3,345,000	3,342,194
Dexia Credit Local
	0.245% 07/07/14 (a)(c)	100,000,000	99,975,500
	0.245% 07/08/14 (a)(c)	85,000,000	84,978,597
	0.250% 06/25/14 (a)(c)	124,886,000	124,865,185
	0.250% 06/26/14 (a)(c)	100,000,000	99,982,639
	0.250% 07/08/14 (a)(c)	66,235,000	66,217,981
	0.270% 09/04/14 (a)(c)	31,885,000	31,862,282
	0.280% 08/19/14 (a)(c)	85,160,000	85,107,674
	0.300% 08/20/14 (a)(c)	104,035,000	103,965,643
	0.300% 08/21/14 (a)(c)	111,685,000	111,609,613
DNB NOR Bank ASA
	0.210% 10/06/14 (a)(b)	11,000,000	10,991,851
	0.220% 11/21/14 (a)(b)	22,000,000	21,976,741
	0.225% 11/12/14 (a)(b)	19,000,000	18,980,525
	0.230% 10/21/14 (a)(b)	1,850,000	1,848,322
	0.235% 08/26/14 (a)(b)	48,000,000	47,973,053
	0.235% 08/27/14 (a)(b)	47,000,000	46,973,308

3

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.235% 09/08/14 (a)(b)	58,000,000	57,962,517
	0.235% 09/22/14 (a)(b)	75,000,000	74,944,677
	0.235% 10/01/14 (a)(b)	50,000,000	49,960,181
	0.235% 10/07/14 (a)(b)	9,800,000	9,791,812
	0.240% 09/22/14 (a)(b)	100,700,000	100,624,139
Google, Inc.
	0.140% 08/14/14 (a)(b)	25,475,000	25,467,669
Nestle Finance International Ltd.
	0.160% 09/30/14 (a)	20,000,000	19,989,244
Nordea Bank AB
	0.215% 11/03/14 (a)(b)	31,055,000	31,026,253
	0.215% 11/12/14 (a)(b)	43,805,000	43,762,095
	0.220% 10/29/14 (a)(b)	28,110,000	28,084,232
	0.220% 11/12/14 (a)(b)	31,000,000	30,968,931
	0.230% 10/16/14 (a)(b)	3,590,000	3,586,858
Proctor & Gamble Co.
	0.150% 10/21/14 (a)(b)	14,970,000	14,961,143
	0.150% 10/27/14 (a)(b)	10,450,000	10,443,556
Rabobank USA Financial Corp.
	0.250% 06/24/14 (a)	10,000,000	9,998,403
Skandinaviska Enskilda Banken AB
	0.230% 09/25/14 (a)(b)	100,000,000	99,925,889
	0.240% 06/10/14 (a)(b)	109,000,000	108,993,460
Swedbank AB
	0.230% 07/07/14 (a)	70,000,000	69,983,900
	0.230% 07/08/14 (a)	158,650,000	158,612,497
Toyota Credit Puerto Rico
	0.220% 06/26/14 (a)	25,000,000	24,996,181
	0.220% 09/17/14 (a)	10,075,000	10,068,350
	0.230% 08/13/14 (a)	8,950,000	8,945,826
	0.230% 11/05/14 (a)	5,825,000	5,819,157
	0.240% 11/04/14 (a)	23,561,000	23,536,497
Toyota Motor Credit Corp.
	0.210% 11/18/14 (a)	70,000,000	69,930,583
	0.220% 07/01/14 (a)	86,000,000	85,984,233
	0.220% 11/14/14 (a)	101,060,000	100,957,480
	0.230% 06/26/14 (a)	37,343,000	37,337,035
	0.230% 06/27/14 (a)	163,000,000	162,972,924
	0.240% 06/20/14 (a)	106,000,000	105,986,573
Westpac Banking Corp.
	0.257% 07/14/14 (b)	57,365,000	57,370,262

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Westpac Securities NZ Ltd.
	0.205% 11/13/14 (a)(b)	25,000,000	24,976,510
	0.210% 11/12/14 (a)(b)	23,275,000	23,252,734
	0.210% 11/13/14 (a)(b)	20,000,000	19,980,750

	Total Commercial Paper (cost of $3,358,329,667)		3,358,329,667

Asset-Backed Commercial Paper — 18.6%
Albion Capital Corp
	0.190% 08/15/14 (a)(b)	27,660,000	27,649,051
	0.200% 08/15/14 (a)(b)	40,055,000	40,038,310
	0.200% 08/21/14 (a)(b)	27,850,000	27,837,467
Aspen Funding Corp.
	0.220% 06/26/14 (a)(b)	90,850,000	90,836,120
Atlantic Asset Securitization LLC
	0.140% 06/11/14 (a)(b)	53,000,000	52,997,939
Chariot Funding LLC
	0.220% 11/06/14 (a)(b)	14,745,000	14,730,763
	0.230% 06/03/14 (a)(b)	25,000,000	24,999,681
	0.230% 06/04/14 (a)(b)	25,000,000	24,999,521
	0.230% 06/17/14 (a)(b)	23,000,000	22,997,649
Fairway Finance Corp.
	0.170% 08/04/14 (a)(b)	20,000,000	19,993,956
Gotham Funding Corp.
	0.150% 06/17/14 (a)(b)	50,822,000	50,818,612
Jupiter Securitization Co. LLC
	0.220% 11/03/14 (a)(b)	26,460,000	26,434,937
	0.230% 06/03/14 (a)(b)	25,000,000	24,999,681
	0.230% 06/10/14 (a)(b)	48,535,000	48,532,209
	0.230% 06/17/14 (a)(b)	37,685,000	37,681,148
Kells Funding LLC
	0.100% 04/20/15 (07/21/14) (b)(d)(e)	58,805,000	58,805,000
	0.204% 04/23/15 (07/23/14) (b)(d)(e)	50,000,000	50,000,000
	0.220% 08/19/14 (a)(b)	22,900,000	22,888,944
	0.220% 10/06/14 (a)(b)	60,000,000	59,953,433
	0.224% 10/28/14 (08/15/14) (b)(d)(e)	3,500,000	3,500,142
	0.229% 10/22/14 (07/25/14) (b)(d)(e)	1,500,000	1,500,039
	0.233% 12/08/14 (06/25/14) (b)(d)(e)	22,040,000	22,040,000
	0.233% 12/10/14 (06/25/14) (b)(d)(e)	28,000,000	28,000,000
	0.233% 12/11/14 (06/25/14) (b)(d)(e)	100,000,000	100,000,000
	0.240% 07/07/14 (a)(b)	90,140,000	90,118,366
	0.240% 08/19/14 (a)(b)	129,630,000	129,561,728
	0.240% 08/22/14 (a)(b)	105,440,000	105,382,359

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.240% 09/02/14 (a)(b)	60,580,000	60,542,440
	1.000% 05/15/15 (b)	43,000,000	43,000,000
Manhattan Asset Funding Co. LLC
	0.160% 06/02/14 (a)(b)	21,280,000	21,279,905
	0.170% 06/02/14 (a)(b)	10,360,000	10,359,951
	0.170% 06/10/14 (a)(b)	18,835,000	18,834,200
	0.170% 06/23/14 (a)(b)	30,000,000	29,996,883
	0.170% 07/17/14 (a)(b)	18,000,000	17,996,090
	0.180% 06/09/14 (a)(b)	13,185,000	13,184,473
	0.180% 07/01/14 (a)(b)	7,130,000	7,128,931
	0.180% 07/14/14 (a)(b)	40,990,000	40,981,187
	0.180% 07/23/14 (a)(b)	101,000,000	100,973,740
	0.180% 07/28/14 (a)(b)	13,000,000	12,996,295
	0.190% 07/02/14 (a)(b)	9,305,000	9,303,478
	0.190% 07/07/14 (a)(b)	6,200,000	6,198,822
	0.190% 07/11/14 (a)(b)	9,420,000	9,418,011
	0.190% 08/20/14 (a)(b)	19,698,000	19,689,683
Old Line Funding LLC
	0.220% 09/25/14 (a)(b)	13,395,000	13,385,504
	0.220% 11/14/14 (a)(b)	47,037,000	46,989,284
	0.220% 11/21/14 (a)(b)	24,720,000	24,693,865
	0.230% 08/13/14 (a)(b)	81,565,000	81,526,959
	0.230% 08/25/14 (a)(b)	49,850,000	49,822,929
	0.230% 11/18/14 (a)(b)	42,426,000	42,379,921
	0.240% 09/12/14 (a)(b)	89,540,000	89,478,516
	0.240% 09/23/14 (a)(b)	87,490,000	87,423,508
	0.240% 09/25/14 (a)(b)	46,959,000	46,922,685
	0.240% 10/09/14 (a)(b)	55,630,000	55,581,787
	0.240% 10/10/14 (a)(b)	30,685,000	30,658,202
Regency Markets No. 1 LLC
	0.120% 06/05/14 (a)(b)	29,365,000	29,364,608
	0.120% 06/06/14 (a)(b)	151,311,000	151,308,478
Rhein Main Securitisation Ltd.
	0.220% 06/23/14 (a)(b)	56,394,000	56,386,418
Thunder Bay Funding LLC
	0.210% 11/06/14 (a)(b)	2,564,000	2,561,637
	0.220% 09/12/14 (a)(b)	35,766,000	35,743,487
	0.220% 09/22/14 (a)(b)	22,675,000	22,659,342
	0.230% 06/09/14 (a)(b)	27,200,000	27,198,610
	0.230% 06/11/14 (a)(b)	39,266,000	39,263,491
	0.230% 11/05/14 (a)(b)	59,091,000	59,031,728

6

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.230% 11/18/14 (a)(b)	31,540,000	31,505,744
	0.230% 10/27/14 (a)(b)	30,000,000	29,971,614
	0.240% 10/09/14 (a)(b)	51,930,000	51,884,994
	0.240% 10/01/14 (a)(b)	48,495,000	48,455,547
Versailles Commercial Paper LLC
	0.210% 08/15/14 (a)(b)	150,000,000	149,934,375
Working Capital Management Co.
	0.120% 06/02/14 (a)(b)	21,575,000	21,574,928
	0.120% 06/03/14 (a)(b)	27,280,000	27,279,818
	0.120% 06/04/14 (a)(b)	33,525,000	33,524,665
	0.120% 06/05/14 (a)(b)	34,075,000	34,074,546
	0.130% 06/02/14 (a)(b)	17,360,000	17,359,937
	0.160% 06/17/14 (a)(b)	17,640,000	17,638,746

	Total Asset-Backed Commercial Paper (cost of $3,084,767,017)		3,084,767,017

Time Deposits — 9.7%
Citibank N.A.
	0.080% 06/02/14	364,360,000	364,360,000
Credit Agricole SA
	0.080% 06/02/14	2,000,000	2,000,000
Lloyds TSB Bank PLC
	0.060% 06/02/14	200,000,000	200,000,000
	0.070% 06/02/14	416,000,000	416,000,000
Natixis Paris
	0.090% 06/02/14	372,071,000	372,071,000
Swedbank AB
	0.080% 06/02/14	241,665,000	241,665,000

	Total Time Deposits (cost of $1,596,096,000)		1,596,096,000

Collateralized Commercial Paper — 2.2%
Barclays Bank PLC CCP
	0.250% 08/01/14 (b)	52,115,000	52,115,000
Bedford Row Funding Corp.
	0.205% 11/05/14 (a)(b)	4,250,000	4,246,200
Collateralized Commercial Paper Co. LLC
	0.250% 10/20/14 (a)	20,500,000	20,479,927
	0.250% 08/22/14 (a)	25,000,000	24,985,764
	0.250% 10/27/14 (a)	90,000,000	89,907,500
	0.250% 11/03/14 (a)	90,000,000	89,903,125
	0.250% 11/17/14 (a)	30,000,000	29,964,792
	0.260% 08/18/14 (a)	26,700,000	26,684,959

7

	Par ($)	Value ($)
Collateralized Commercial Paper — (continued)
0.260% 08/25/14 (a)	25,000,000	24,984,653

Total Collateralized Commercial Paper (cost of $363,271,920)		363,271,920

Municipal Bonds(e)(f) — 1.9%
ARIZONA — 0.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1982,
LOC: Bank of New York
0.100% 12/01/22 (06/04/14)	30,350,000	30,350,000
ARIZONA TOTAL		30,350,000
CALIFORNIA — 0.1%
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A.
0.040% 08/15/41 (06/05/14)	14,905,000	14,905,000
CALIFORNIA TOTAL		14,905,000
COLORADO — 0.1%
CO Housing & Finance Authority
Multi-Family:
Series 2004 A1,
SPA: FHLB
0.080% 10/01/34 (06/04/14)	7,830,000	7,830,000
Series 2008 C1,
SPA: FHLB
0.110% 10/01/38 (06/04/14)	3,445,000	3,445,000
Series 2005 B-1,
SPA: FHLB
0.090% 04/01/40 (06/04/14)	4,925,000	4,925,000
COLORADO TOTAL		16,200,000
ILLINOIS — 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company
0.100% 04/01/44 (06/05/14)	5,300,000	5,300,000
ILLINOIS TOTAL		5,300,000
INDIANA — 0.2%
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F,
LOC: Bank of New York
0.050% 09/01/48 (06/05/14)	27,935,000	27,934,782
INDIANA TOTAL		27,934,782
IOWA — 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.070% 07/01/34 (06/05/14)	4,555,000	4,555,000

8

	Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
IOWA — (continued)
Series 2007 C,
SPA: FHLB
0.140% 07/01/37 (06/05/14)	590,000	590,000
Series 2007 G,
SPA: FHLB
0.110% 01/01/38 (06/05/14)	700,000	700,000
Series 2007,
SPA: FHLB
0.110% 01/01/39 (06/05/14)	3,660,000	3,660,000
Series 2009 G,
SPA: FHLB
0.140% 01/01/39 (06/05/14)	3,700,000	3,700,000
IOWA TOTAL		13,205,000
MASSACHUSETTS — 0.0%
MA Simmons College
Series 2008,
LOC: TD Bank N.A.
0.100% 10/01/22 (06/05/14)	4,480,000	4,480,000
MASSACHUSETTS TOTAL		4,480,000
MICHIGAN — 0.3%
MI Kent Hospital Finance Authority
Spectrum Health,
Series 2008 C,
LOC: Bank of New York
0.080% 01/15/26 (06/04/14)	41,080,000	41,080,000
MICHIGAN TOTAL		41,080,000
MISSOURI — 0.0%
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation,
Series 2009 B,
LOC: U.S. Bank N.A.
0.060% 12/01/40 (06/04/14)	2,110,000	2,110,000
MISSOURI TOTAL		2,110,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C,
SPA: JPMorgan Chase Bank
0.080% 06/01/41 (06/04/14)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL		4,855,000
NEW YORK — 0.1%
NY New York City
Series 2011 D-3,
SPA: Bank of New York
0.060% 10/01/39 (06/02/14)	19,750,000	19,750,000
NEW YORK TOTAL		19,750,000

9

		Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
OHIO — 0.1%
OH Cleveland Department of Public Utilities Division of Water
	Series 2008 Q
	LOC: Bank of Ny Mellon
	0.050% 01/01/33 (06/05/14)	16,995,000	16,995,000
OHIO TOTAL			16,995,000
PENNSYLVANIA — 0.1%
PA Philadelphia Airport Revenue
	Series 2005 C2, AMT,
	LOC: Royal Bank of Canada
	0.060% 06/15/25 (06/04/14)	13,985,000	13,985,000
PENNSYLVANIA TOTAL			13,985,000
TEXAS — 0.3%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.100% 06/01/45 (06/05/14)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.090% 06/01/45 (06/05/14)	1,125,000	1,125,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.090% 12/01/29 (06/04/14)	13,000,000	13,000,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.120% 12/01/26 (06/04/14)	6,465,000	6,465,000
	Veterans Land:
	Series 2000,
	SPA: JPMorgan Chase Bank
	0.110% 12/01/30 (06/03/14)	11,400,000	11,400,000
	Series 2002 A,
	SPA: Landesbank Hessen-Thüringen
	0.140% 12/01/32 (06/03/14)	9,700,000	9,700,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	0.080% 12/01/23 (06/03/14)	2,875,000	2,875,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.110% 12/01/24 (06/03/14)	9,325,000	9,325,000
TEXAS TOTAL			55,365,000
UTAH — 0.1%
UT State Board of Regents
	Series 2014 A
	LOC: Royal Bank of Canada
	0.100% 02/01/49 (06/05/14)	11,927,000	11,927,000
UTAH TOTAL			11,927,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services:
	Series 2003 B,

10

		Par ($)	Value ($)
Municipal Bonds(e)(f) — (continued)
WISCONSIN — (continued)
	LOC: U.S. Bank N.A.
	0.060% 08/15/33 (06/04/14)	11,650,000	11,650,000
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 08/15/36 (06/04/14)	18,980,000	18,980,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia
	0.080% 09/01/37 (06/05/14)	4,015,000	4,015,000
WISCONSIN TOTAL			34,645,000

Total Municipal Bonds (cost of $313,086,782)			313,086,782
Government & Agency Obligations — 1.2%
U.S. Government Agencies — 1.2%
Federal Farm Credit Bank
	0.200% 01/13/16 (06/02/14) (d)(e)	57,730,000	57,725,278
	0.230% 04/01/15 (06/02/14) (d)(e)	10,060,000	10,060,000
	0.250% 10/20/14 (06/02/14) (d)(e)	60,014,000	60,014,000
Federal National Mortgage Association
	0.120% 02/27/15 (06/27/14) (d)(e)	74,000,000	73,986,299
	0.159% 01/20/15 (06/20/14) (d)(e)	725,000	725,025
U.S. GOVERNMENT AGENCIES TOTAL			202,510,602

Total Government & Agency Obligations (cost of $202,510,602)			202,510,602
Corporate Bonds — 0.9%
Barclays Bank PLC
	5.200% 07/10/14	20,785,000	20,893,625
Commonwealth Bank of Australia
	0.605% 07/31/14 (d)	18,270,000	18,280,757
	0.733% 06/25/14 (b)(d)	5,120,000	5,121,829
	3.750% 10/15/14 (b)	17,795,000	18,024,755
National Australia Bank Ltd.
	1.178% 07/25/14 (b)(d)	3,395,000	3,399,903
Nordea Bank AB
	3.700% 11/13/14 (b)	4,800,000	4,874,448
Sumitomo Mitsui Banking Corp.
	1.900% 07/22/14 (b)	6,960,000	6,976,070
Svenska Handelsbanken AB
	4.875% 06/10/14 (b)	26,548,000	26,578,047
Toronto-Dominion Bank
	1.375% 07/14/14	4,710,000	4,716,434
Toyota Motor Credit Corp.

11

		Par ($)	Value ($)
Corporate Bonds — (continued)
	0.226% 06/11/14 (d)	33,349,000	33,349,325

Total Corporate Bonds (cost of $142,215,193)			142,215,193

Repurchase Agreements — 16.4%
	Repurchase agreement with ABN AMRO Inc., dated 05/30/14, due 06/02/14 at 0.260%, collateralized by common stocks, market value $136,358,962 (repurchase proceeds $123,962,686)	123,960,000	123,960,000
	Repurchase agreement with ABN AMRO Inc., dated 05/30/14, due on 06/02/14, at 0.160%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 03/01/43, market value of $63,367,633 (repurchase proceeds $61,980,826)	61,980,000	61,980,000
	Repurchase agreement with BNP Paribas, dated 04/15/14, due 06/13/14 at 0.380%, collateralized by corporate bonds with various maturities to 09/15/29, market value $49,387,786 (repurchase proceeds $44,900,946)	44,873,000	44,873,000
	Repurchase agreement with BNP Paribas, dated 04/22/14, due 06/20/14 at 0.380%, collateralized by corporate bonds with various maturities to 10/15/39, market value $61,006,713 (repurchase proceeds $55,034,253)	55,000,000	55,000,000
	Repurchase agreement with BNP Paribas, dated 05/01/14, at 0.260%, collateralized by common stocks, preferred stocks and exchange-traded funds, market value $154,325,365 (d)(g)(h)	141,485,000	141,485,000
	Repurchase agreement with BNP Paribas, dated 05/01/14, at 0.310%, collateralized by corporate bonds with various maturities to 10/15/39, market value $139,074,001 (d)(g)(h)	125,765,000	125,765,000
	Repurchase agreement with BNP Paribas, dated 05/28/14, due 06/27/14 at 0.240%, collateralized by corporate bonds with various maturities to 04/29/24, market value $62,771,093 (repurchase proceeds $59,791,956) (h)	59,780,000	59,780,000
	Repurchase agreement with BNP Paribas, dated 05/30/14, due 06/02/14 at 0.290%, collateralized by corporate bonds with various maturities to 10/15/39, market value $125,463,828 (repurchase proceeds $114,057,756)	185,945,000	185,945,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse First Boston, dated 05/30/14, due 06/02/14 at 0.230%, collateralized by common stocks and exchange-traded funds, market value $100,236,138 (repurchase proceeds $92,971,782)	92,970,000	92,970,000
	Repurchase agreement with Credit Suisse First Boston, dated 05/30/14, due 07/07/14 at 0.340%, collateralized by common stocks, market value $147,875,622 (repurchase proceeds $139,049,886) (h)	139,000,000	139,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/01/14, at 0.180%, collateralized by corporate bonds with various maturities to 06/01/23, market value $79,745,796 (d)(g)(h)	75,945,000	75,945,000
	Repurchase agreement with ING Bank, dated 05/30/14, due 06/02/14 at 0.240%, collateralized by common stocks, market value $85,224,205 (repurchase proceeds $77,476,550)	77,475,000	77,475,000
	Repurchase agreement with JPMorgan Securities, dated 03/11/14, due 06/09/14 at 0.480%, collateralized by corporate bonds with various maturities to 01/11/31, market value $17,324,117 (repurchase proceeds $15,748,876)	15,730,000	15,730,000
	Repurchase agreement with JPMorgan Securities, dated 03/18/14, due 06/16/14 at 0.480%, collateralized by corporate bonds with various maturities to 01/11/31, market value $17,465,025 (repurchase proceeds $15,879,032)	15,860,000	15,860,000
	Repurchase agreement with JPMorgan Securities, dated 03/24/14, due 06/23/14 at 0.480%, collateralized by corporate bonds with various maturities to 05/15/37, market value $17,756,365 (repurchase proceeds $16,144,565)	16,125,000	16,125,000
	Repurchase agreement with JPMorgan Securities, dated 03/28/14, due 06/26/14 at 0.480%, collateralized by corporate bonds with various maturities to 12/15/36, market value $35,357,046 (repurchase proceeds $32,148,532)	32,110,000	32,110,000
	Repurchase agreement with JPMorgan Securities, dated 05/02/14, due 07/31/14 at 0.470%, collateralized by corporate bonds with various maturities to 05/15/37, market value $19,810,383 (repurchase proceeds $18,021,150)	18,000,000	18,000,000
	Repurchase agreement with JPMorgan Securities, dated 05/19/14, due 08/18/14 at 0.380%, collateralized by exchange-traded funds, market value $27,506,290 (repurchase proceeds $25,024,014)	25,000,000	25,000,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Securities, dated 05/27/14, due 08/25/14 at 0.380%, collateralized by common stocks, market value $20,270,436 (repurchase proceeds $19,043,074)	19,025,000	19,025,000
	Repurchase agreement with JPMorgan Securities, dated 05/29/14, due 08/27/14 at 0.380%, collateralized by common stocks, market value $16,748,952 (repurchase proceeds $15,734,934)	15,720,000	15,720,000
	Repurchase agreement with JPMorgan Securities, dated 05/30/14, due 07/14/14 at 0.443%, collateralized by common stocks, market value $95,888,439 (repurchase proceeds $90,049,849) (h)	90,000,000	90,000,000
	Repurchase agreement with JPMorgan Securities, dated 05/30/14, due 07/14/14 at 0.550%, collateralized by corporate bonds with various maturities to 01/11/31, market value $111,225,572 (repurchase proceeds $101,169,506) (h)	101,100,000	101,100,000
	Repurchase agreement with JPMorgan Securities, dated 05/30/14, due 08/28/14 at 0.450%, collateralized by common stocks, market value $26,633,017 (repurchase proceeds $25,028,125) (h)	25,000,000	25,000,000
	Repurchase agreement with JPMorgan Securities, dated 05/30/14, due 08/28/14 at 0.600%, collateralized by corporate bonds with various maturities to 8/15/37, market value $32,627,535 (repurchase proceeds $29,699,483) (h)	29,655,000	29,655,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/27/14, due 06/02/14 at 0.180%, collateralized by corporate bonds with various maturities to 04/15/24, market value $69,092,073 (repurchase proceeds $65,801,974)	65,800,000	65,800,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/44, market value $408,003,060 (repurchase proceeds $400,003,000)	400,000,000	400,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/27/14, due 06/03/14 at 0.150%, collateralized by corporate bonds with various maturities to 05/15/24, market value $99,477,387 (repurchase proceeds $94,740,763)	94,738,000	94,738,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with SG Americas Securities LLC, dated 05/30/14, due 06/02/14 at 0.200%, collateralized by corporate bonds with various maturities to 01/31/23, market value $122,605,294 (repurchase proceeds $116,766,946)	116,765,000	116,765,000
	Repurchase agreement with SG Americas Securities LLC, dated 05/30/14, due 06/02/14 at 0.230%, collateralized by corporate bonds with various maturities to 04/15/24, market value $122,605,600 (repurchase proceeds $116,767,238)	116,765,000	116,765,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/12/14, due 06/10/14 at 0.350%, collateralized by corporate bonds with various maturities to 03/15/24, market value $32,926,247 (repurchase proceeds $31,447,493)	31,420,000	31,420,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/13/14, due 06/11/14 at 0.350%, collateralized by corporate bonds with various maturities to 08/13/23, market value $26,496,601 (repurchase proceeds $25,237,063)	25,215,000	25,215,000
	Repurchase agreement with Wells Fargo Bank NA, dated 03/18/14, due 06/16/14 at 0.350%, collateralized by corporate bonds with various maturities to 10/01/23, market value $23,332,478 (repurchase proceeds $22,224,429)	22,205,000	22,205,000
	Repurchase agreement with Wells Fargo Bank NA, dated 05/29/14, due 06/05/14 at 0.290%, collateralized by corporate bonds with various maturities to 05/06/24, market value $183,832,919 (repurchase proceeds $175,809,913)	175,800,000	175,800,000
	Repurchase agreement with Wells Fargo, dated 05/27/14, due 06/03/14 at 0.290%, collateralized by corporate bonds with various maturities to 04/29/24, market value $87,005,562 (repurchase proceeds $82,899,674)	82,895,000	82,895,000

	Total Repurchase Agreements (cost of $2,719,106,000)		2,719,106,000

	Total Investments — 100.3% (cost of $16,604,875,229)(i)		16,604,875,229

	Other Assets & Liabilities, Net — (0.3)%		(41,702,075)

	Net Assets — 100.0%		16,563,173,154

15

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,825,492,048	$—	$4,825,492,048
Total Commercial Paper	—	3,358,329,667	—	3,358,329,667
Total Asset-Backed Commercial Paper	—	3,084,767,017	—	3,084,767,017
Total Time Deposits	—	1,596,096,000	—	1,596,096,000
Total Collateralized Commercial Paper	—	363,271,920	—	363,271,920
Total Municipal Bonds	—	313,086,782	—	313,086,782
Total Government & Agency Obligations	—	202,510,602	—	202,510,602
Total Corporate Bonds	—	142,215,193	—	142,215,193
Total Repurchase Agreements	—	2,719,106,000	—	2,719,106,000
Total Investments	$—	$16,604,875,229	$—	$16,604,875,229

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

16

(a)         The rate shown represents the discount rate at the date of purchase.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $4,677,026,967 or 28.2% of net assets for the Fund.

(c)          Guaranteed by the Kingdom of Belgium, the French Repulic, and the Grand Duchy of Luxembourg.

(d)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2014.

(e)          Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(f)           Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(g)          Open repurchase agreement with no specific maturity date.

(h)         This security is subject to a demand feature.

(i)             Cost for federal income tax purposes is $16,604,875,229.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 72.1%
ARIZONA — 0.9%
AZ City of Phoenix Civic Improvement Corp.
	Series 2004,
	Pre-refunded 07/01/14
	5.000% 07/01/16	6,000,000	6,023,725
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 12/01/39 (06/05/14) (a)(b)	830,000	830,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 06/01/31 (06/05/14) (a)(b)	4,320,000	4,320,000
ARIZONA TOTAL			11,173,725
ARKANSAS — 0.4%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.370% 01/01/35 (06/04/14) (a)(b)(c)	505,000	505,000
AR Pulaski County Health Facilities Board
	Catholic Health Initiatives,
	Series 2000 B,
	LIQ FAC: JPMorganChase Bank
	0.120% 12/01/28 (06/04/14) (a)(b)	4,000,000	4,000,000
ARKANSAS TOTAL			4,505,000
CALIFORNIA — 2.4%
CA Airport Community of San Francisco
	Series A-3,
	LOC: Royal Bank of Canada
	0.150% 06/18/14	2,150,000	2,150,000
CA Statewide Communities Development Authority
	0.140% 08/06/14	12,500,000	12,500,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2,
	2.000% 06/23/14	13,710,000	13,724,596
CALIFORNIA TOTAL			28,374,596
COLORADO — 2.9%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 01/01/17 (06/05/14) (a)(b)	785,000	785,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO City of Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.060% 07/01/21 (06/05/14) (a)(b)	7,095,000	7,095,000
CO Denver City and County Airport Revenue
	Series 2008 A1 AMT,
	5.000% 11/15/14	10,000,000	10,219,027
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2004 B-6,
	SPA: JPMorgan Chase Bank
	0.120% 03/01/44 (06/04/14) (a)(b)	4,100,000	4,100,000
CO Housing & Finance Authority
	Series 2003 I AMT,
	SPA: FHLB
	0.080% 11/01/26 (06/04/14) (a)(b)	12,935,000	12,935,000
COLORADO TOTAL			35,134,027
CONNECTICUT — 1.1%
CT Enfield
	Series 2013,
	1.000% 08/12/14	3,300,000	3,305,000
CT Health & Educational Facilities Authority
	0.100% 07/01/14	4,300,000	4,300,000
	0.110% 08/01/14	2,600,000	2,600,000
CT Manchester
	Series 2013,
	1.500% 07/03/14	3,081,000	3,084,477
CONNECTICUT TOTAL			13,289,477
FLORIDA — 4.0%
FL Hillsborough County Industrial Development Authority
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.340% 12/01/16 (06/04/14) (a)(b)	4,250,000	4,250,000
FL Lakeland
	Florida Southern College,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 09/01/24 (06/05/14) (a)(b)	7,310,000	7,310,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.060% 10/01/48 (06/04/14) (a)(b)	13,400,000	13,400,000
FL Palm Beach County
	Pine Crest Prep School,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 06/01/38 (06/05/14) (a)(b)	14,175,000	14,175,000
FL Sunshine Governmental Financing Commission
	0.100% 07/09/14	4,725,000	4,725,000
	SPA: JPMorgan Chase Bank
	0.130% 08/22/14	3,600,000	3,600,000
FLORIDA TOTAL			47,460,000
GEORGIA — 0.6%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 12/01/14 (06/05/14) (a)(b)	440,000	440,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.220% 10/01/21 (06/05/14) (a)(b)	1,580,000	1,580,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.120% 11/01/27 (06/05/14) (a)(b)	4,000,000	4,000,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.120% 09/01/19 (06/05/14) (a)(b)	1,400,000	1,400,000
GEORGIA TOTAL			7,420,000
IDAHO — 0.8%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.260% 09/01/21 (06/05/14) (a)(b)	2,360,000	2,360,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.130% 04/01/33 (06/02/14) (a)(b)	3,990,000	3,990,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.130% 05/01/32 (06/02/14) (a)(b)	3,550,000	3,550,000
IDAHO TOTAL			9,900,000
ILLINOIS — 4.3%
IL Chicago
	Groot Industries, Inc.,
	Series 1995, AMT,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: JPMorgan Chase Bank
	0.310% 12/01/15 (06/05/14) (a)(b)	300,000	300,000
	MERLOTS:
	Series 2007 C46, AMT,
	SPA: Wells Fargo Bank N.A.
	0.370% 12/01/38 (06/04/14) (a)(b)(c)	190,000	190,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.370% 06/01/43 (06/04/14) (a)(b)(c)	795,000	795,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 04/01/36 (06/05/14) (a)(b)	4,000,000	4,000,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 01/01/39 (06/05/14) (a)(b)	3,365,000	3,365,000
IL Finance Authority
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 08/01/25 (06/05/14) (a)(b)	690,000	690,000
	Concordia Place Apartrments LP,
	Series 2013 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.190% 01/01/34 (06/05/14) (a)(b)	11,455,000	11,455,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.160% 05/01/18 (06/05/14) (a)(b)	765,000	765,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank:
	0.210% 08/01/15 (06/05/14) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/23 (06/05/14) (a)(b)	2,850,000	2,850,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 09/01/25 (06/05/14) (a)(b)	100,000	100,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC:
	0.190% 10/01/23 (06/05/14) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/18 (06/05/14) (a)(b)	1,280,000	1,280,000
	University of Chicago,
	Series 2001 B3,
	0.160% 07/01/36 (03/12/15) (b)(d)	2,400,000	2,400,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	LOC: BMO Harris Bank N.A.
	0.190% 09/01/35 (06/05/14) (a)(b)	3,320,000	3,320,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.
	0.190% 10/01/35 (06/05/14) (a)(b)	3,230,000	3,230,000
ILLINOIS TOTAL			51,305,000
INDIANA — 0.6%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 08/01/17 (06/05/14) (a)(b)	1,200,000	1,200,000
IN Bond Bank
	Series 2014 A,
	1.250% 01/06/15	5,220,000	5,251,211
IN Health Facility Financing Authority
	Ascension Health Credit Group,
	Series 2005 A6,
	5.000% 10/01/27 (06/01/14) (b)(d)	1,500,000	1,500,000
INDIANA TOTAL			7,951,211
IOWA — 0.2%
IA Clinton
	Sethness Products Company.,
	Series 2004, AMT,
	LOC: Northern Trust Company
	0.340% 12/01/22 (06/04/14) (a)(b)	2,500,000	2,500,000
IOWA TOTAL			2,500,000
KANSAS — 1.0%
KS Wyandotte County-Kansas City Unified Government
	Series 2014 I,
	0.180% 03/01/15	11,950,000	11,950,889
KANSAS TOTAL			11,950,889
KENTUCKY — 0.9%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.340% 05/01/31 (06/04/14) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Kentucky Housing Corp.,
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.180% 07/01/35 (06/05/14) (a)(b)	770,000	770,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	0.220% 06/01/26 (06/05/14) (a)(b)	2,470,000	2,470,000
KENTUCKY TOTAL			10,650,000
LOUISIANA — 1.0%
LA Bank of New York Municipal Certificates Trust
	Louisiana State Public Facility Authority
	Tulane University
	Series 2007,
	LOC: Bank of New York
	0.280% 02/15/36 (08/15/14) (a)(b)	3,895,000	3,895,000
LA Public Facilities Authority
	Baton Rouge General Medical,
	Series 2004,
	Pre-refunded 07/01/14:
	5.250% 07/01/24	1,360,000	1,365,334
	5.250% 07/01/33	7,000,000	7,026,994
LOUISIANA TOTAL			12,287,328
MARYLAND — 0.7%
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	LOC: TD Bank N.A.
	0.070% 01/01/49 (06/05/14) (a)(b)	5,400,000	5,400,000
MD State
	Series 2014 C
	3.000% 08/01/14	3,500,000	3,516,860
MARYLAND TOTAL			8,916,860
MASSACHUSETTS — 0.9%
MA Development Finance Agency
	Partners Healthcare System,
	Series 2012,
	LIQ FAC: Citibank N.A.
	0.060% 07/01/19 (06/05/14) (a)(b)(c)	1,500,000	1,500,000
MA Lawrence
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 09/01/14	2,000,000	2,002,808
	Series 2014 A
	Insured: State Aid Withholding
	1.000% 06/01/15 (e)	3,002,450	3,023,317
	Series 2014,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 03/01/15	4,000,000	4,019,073
MASSACHUSETTS TOTAL			10,545,198
MICHIGAN — 7.9%
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.100% 05/01/35 (06/02/14) (a)(b)	12,025,000	12,025,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI RBC Municipal Products, Inc., Trust
	Michigan Higher Ed Student Loan Authority,
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.100% 09/01/32 (06/05/14) (a)(b)(c)	76,090,000	76,090,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 02/01/16 (06/04/14) (a)(b)	300,000	300,000
MI Strategic Fund
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.260% 12/01/27 (06/05/14) (a)(b)	4,530,000	4,530,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.460% 02/01/20 (06/04/14) (a)(b)	600,000	600,000
MI Waterford School District
	Series 2014
	2.000% 05/01/15	1,295,000	1,314,867
MICHIGAN TOTAL			94,859,867
MINNESOTA — 1.0%
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.200% 11/01/20 (06/05/14) (a)(b)	1,225,000	1,225,000
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.260% 06/01/27 (06/05/14) (a)(b)	980,000	980,000
MN Rural Water Finance Authority, Inc.
	Series 2013,
	1.000% 01/01/15	6,500,000	6,528,446
MN St Louis Park
	Park Nicollet Health Oblg,
	Series 2003 B
	Pre-refunded 07/01/14,
	5.250% 07/01/30	2,075,000	2,083,526
MN St Paul Metropolitan Airports Commission
	Series 2009
	4.000% 01/01/15	1,275,000	1,303,352
MINNESOTA TOTAL			12,120,324
NEBRASKA — 0.5%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
	LOC: Wells Fargo Bank N.A.
	0.210% 11/01/20 (06/05/14) (a)(b)	2,180,000	2,180,000
NE Omaha Public Power District
	0.110% 08/05/14	3,600,000	3,600,000
NEBRASKA TOTAL			5,780,000
NEVADA — 0.3%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 04/01/35 (06/05/14) (a)(b)	3,000,000	3,000,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.260% 07/01/27 (06/05/14) (a)(b)	880,000	880,000
NEVADA TOTAL			3,880,000
NEW HAMPSHIRE — 3.0%
NH Business Finance Authority
	Taylor Home,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.050% 05/01/35 (06/05/14) (a)(b)	3,200,000	3,200,000
NH Health & Education Facilities Authority
	University System of New Hampshire:
	Series 2005 A1
	SPA: U.S. Bank N.A.
	0.090% 07/01/35 (06/02/14) (a)(b)	6,300,000	6,300,000
	Series 2005 B
	SPA: Wells Fargo Bank N.A.
	0.130% 07/01/33 (06/02/14) (a)(b)	20,000,000	20,000,000
	Series 2011 B,
	0.090% 07/01/33 (06/02/14) (b)(d)	6,335,000	6,335,000
NEW HAMPSHIRE TOTAL			35,835,000
NEW JERSEY — 8.3%
NJ Economic Development Authority
	0.110% 06/10/14	50,000,000	50,000,000
NJ Elizabeth
	Series 2014
	1.000% 04/10/15	15,000,000	15,097,759
NJ Monmouth County Improvement Authority
	Series 2013,
	2.000% 12/04/14	1,925,000	1,942,617
NJ Readington
	Series 2014,
	1.000% 01/29/15	5,675,000	5,703,523

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.110% 07/03/17 (06/05/14) (a)(b)(c)	8,350,000	8,350,000
NJ Sussex County
	Series 2013,
	1.000% 06/27/14	7,000,000	7,003,980
NJ Township of East Brunswick
	Series 2014
	1.000% 03/20/15	4,940,000	4,970,747
NJ Township of Livingston
	Series 2014
	1.000% 04/15/15	6,000,000	6,040,676
NEW JERSEY TOTAL			99,109,302
NEW YORK — 11.1%
NY Cheektowaga
	Series 2013,
	0.500% 07/17/14	5,800,000	5,801,972
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	2,500,000	2,501,555
NY Corning School District
	1.000% 06/26/14	12,300,000	12,307,375
NY East Hampton Union Free School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 06/26/14	1,870,000	1,871,017
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15 (e)	5,790,000	5,814,202
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2011 A1,
	0.150% 12/01/49 (12/17/14) (b)(d)	47,000,000	47,000,000
NY New York City Municipal Water Finance Authority
	Series 2011 A-1,
	SPA: Mizuho Corporate Bank
	0.060% 06/15/44 (06/02/14) (a)(b)	13,750,000	13,750,000
NY Rockland County Industrial Development Agency
	Rockland Jewish Community Center,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/32 (06/05/14) (a)(b)	7,930,000	7,930,000
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.070% 12/01/32 (06/05/14) (a)(b)	3,700,000	3,700,000
NY Seneca Falls Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 07/23/14	6,000,000	6,004,676
NY Tonawanda
	Series 2013,
	1.000% 09/04/14	3,920,000	3,927,428
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	0.200% 01/01/19 (06/04/14) (a)(b)	10,935,000	10,935,000
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.090% 11/01/32 (06/02/14) (a)(b)	1,835,000	1,835,000
NY Victor Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 09/26/14	4,100,949	4,111,046
NY West Seneca
	Series 2013,
	1.000% 08/01/14	5,400,000	5,406,660
NEW YORK TOTAL			132,895,931
NORTH CAROLINA — 1.3%
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 07/01/21 (06/05/14) (a)(b)	1,000,000	1,000,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 10/01/19 (06/05/14) (a)(b)	1,000,000	1,000,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.210% 06/01/15 (06/05/14) (a)(b)	4,500,000	4,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 01/01/28 (06/05/14) (a)(b)	4,230,000	4,230,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.120% 03/01/27 (06/05/14) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			15,730,000
OHIO — 1.7%
OH County of Montgomery
	Catholic Health Initiatives,
	Series 2004 B1,
	SPA: Bank of New York
	0.110% 03/01/27 (06/04/14) (a)(b)	16,700,000	16,700,000
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.260% 04/01/25 (06/05/14) (a)(b)	880,000	880,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.110% 10/01/18 (06/05/14) (a)(b)	1,575,000	1,575,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.110% 06/01/21 (06/05/14) (a)(b)	1,015,000	1,015,000
OHIO TOTAL			20,170,000
PENNSYLVANIA — 0.8%
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.050% 07/01/34 (06/05/14) (a)(b)	7,200,000	7,200,000
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.160% 04/01/22 (06/05/14) (a)(b)	800,000	800,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.160% 12/01/15 (06/05/14) (a)(b)	1,700,000	1,700,000
PENNSYLVANIA TOTAL			9,700,000
PUERTO RICO — 2.5%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	0.170% 09/01/15 (06/05/14) (a)(b)(c)	29,700,000	29,700,000
PUERTO RICO TOTAL			29,700,000
SOUTH CAROLINA — 2.3%
SC Association of Governmental Organizations
	Series 2014 A
	1.000% 03/02/15	9,725,000	9,788,324
SC Greenville County School District
	Series 2013,
	Credit Support: South Carolina School District Credit Enhancement Program
	1.000% 06/02/14	13,000,000	13,000,294
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.120% 05/01/16 (06/05/14) (a)(b)	625,000	625,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.110% 09/01/27 (06/05/14) (a)(b)	3,995,000	3,995,000
SOUTH CAROLINA TOTAL			27,408,618
TEXAS — 4.4%
TX Port of Port Arthur Navigation District
	DPCE: Total S.A.:
	Series 1998, AMT,
	0.150% 05/01/33 (06/04/14) (a)(b)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.140% 05/01/35 (06/04/14) (a)(b)	10,000,000	10,000,000
TX State
	Series 2013
	2.000% 08/28/14	38,800,000	38,971,779
TEXAS TOTAL			52,271,779
UTAH — 0.4%
UT Intermountain Power Agency
	Series 2009 A
	5.000% 07/01/14	4,500,000	4,516,875
UTAH TOTAL			4,516,875
VIRGINIA — 1.6%
VA Deutsche Bank Spears/Lifers Trust
	Richmond VA Redevelopment & Housing Authority,
	Series 2011, AMT,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.280% 10/01/29 (06/26/14) (a)(b)(c)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
	0.220% 09/01/26 (06/05/14) (a)(b)	1,300,000	1,300,000
VIRGINIA TOTAL			19,330,000
WASHINGTON — 1.4%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 08/01/26 (06/05/14) (a)(b)	2,600,000	2,600,000
WA Health Care Facilities Authority
	Catholic Health Initiatives,
	Series 2002 B,
	SPA: JPMorgan Chase Bank N.A.
	0.120% 03/01/32 (06/04/14) (a)(b)	3,490,000	3,490,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.260% 12/01/36 (06/05/14) (a)(b)	1,805,000	1,805,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DNB NOR Bank ASA
	0.170% 12/31/21 (06/04/14) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			16,595,000
WISCONSIN — 0.9%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.260% 07/01/20 (06/06/14) (a)(b)	2,220,000	2,220,000
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.090% 02/01/38 (06/02/14) (a)(b)	3,785,000	3,785,000
WI Milwaukee Redevelopment Authority
	Helwig Carbon Products, Inc.,
	Series 1998 A, AMT,
	LOC: JPMorgan Chase Bank
	0.090% 11/01/28 (06/05/14) (a)(b)	2,775,000	2,775,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.120% 06/01/41 (06/02/14) (a)(b)	1,570,000	1,570,000
WISCONSIN TOTAL			10,350,000

	Total Municipal Bonds (cost of $863,616,007)		863,616,007

13

		Par ($)	Value ($)
Closed-End Investment Companies — 18.9%
CALIFORNIA — 0.9%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.130% 08/01/40 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL			10,000,000
OTHER — 18.0%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.150% 12/01/40 (06/05/14) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 03/01/40 (06/05/14) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 12/01/40 (06/05/14) (a)(b)(c)	38,500,000	38,500,000
OTHER TOTAL			215,700,000

	Total Closed-End Investment Companies (cost of $225,700,000)		225,700,000
Short-Term Obligations — 9.9%
Variable Rate Demand Notes — 9.9%
FHLMC Multi-Family VRD Certificates
	0.120% 11/15/34 (06/05/14) (b)(d)	9,788,589	9,788,589
	0.120% 02/15/35 (06/05/14) (b)(c)(d)	9,435,600	9,435,600
	0.120% 08/15/45 (06/05/14) (b)(d)	62,782,634	62,782,634
	0.120% 01/15/47 (06/05/14) (b)(d)	37,049,622	37,049,622
VARIABLE RATE DEMAND NOTES TOTAL			119,056,445

	Total Short-Term Obligations (cost of $119,056,445)		119,056,445

	Total Investments — 100.9% (cost of $1,208,372,452)(f)		1,208,372,452

	Other Assets & Liabilities, Net — (0.9)%		(11,235,320)

	Net Assets — 100.0%		1,197,137,132

14

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$863,616,007	$—	$863,616,007
Total Closed-End Investment Companies	—	225,700,000	—	225,700,000
Total Short-Term Obligations	—	119,056,445	—	119,056,445
Total Investments	$—	$1,208,372,452	$—	$1,208,372,452

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

15

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $370,295,600 or 30.9% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $1,208,372,452.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO

May 31, 2014 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 89.6%
NEW YORK — 78.3%
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.080% 02/01/35 (06/05/14) (a)(b)	3,810,000	3,810,000
NY Brewster Central School District
	Series 2014,
	Insured: State Aid Withholding
	1.250% 01/30/15	607,419	610,436
NY Bronxville Union Free School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 09/19/14	4,100,000	4,108,995
NY Cheektowaga Central School District
	Series 2014,
	Insured: State Aid Withholding
	3.000% 12/01/14	1,330,000	1,348,555
NY City of Rochester
	Series 2012 I,
	2.000% 08/15/14	535,000	536,994
NY Clarence Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 07/17/14	1,387,500	1,388,405
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.090% 11/15/26 (06/05/14) (a)(b)	15,125,000	15,125,000
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	2,700,000	2,701,680
NY County of Sullivan
	Series 2014,
	1.000% 03/06/15	7,350,000	7,390,754
NY County of Ulster
	Series 2013 A,
	1.000% 11/14/14	1,224,500	1,227,990
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.070% 07/01/34 (06/05/14) (a)(b)	7,155,000	7,155,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.110% 07/01/34 (06/05/14) (a)(b)	5,810,000	5,810,000
NY Erie County Industrial Development Agency
	Series 2011 B,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Insured: State Aid Withholding
	5.000% 05/01/15	1,000,000	1,044,024
	Series 2012,
	Insured: State Aid Withholding
	LIQ FAC: Deutsche Bank A.G.
	0.080% 05/01/31 (06/05/14) (a)(b)(c)	2,735,000	2,735,000
NY Green County
	Series 2014,
	1.000% 03/27/15	7,000,000	7,042,376
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15 (d)	4,000,000	4,016,720
NY Honeoye Falls-Lima Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 06/18/14	6,468,068	6,470,228
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 11/01/38 (06/04/14) (a)(b)	5,650,000	5,650,000
	Midtown West B LLC,
	505 West 37th St.
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 05/01/42 (06/02/14) (a)(b)	4,800,000	4,800,000
NY JPMorgan Chase PUTTERs/DRIVERs Trust
	New York State Thruway Authority,
	Series 2009 3600Z,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 01/01/16 (06/05/14) (a)(b)(c)	9,245,000	9,245,000
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2011 A1,
	0.150% 12/01/49 (12/17/14) (b)(e)	8,000,000	8,000,000
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.070% 07/01/19 (06/05/14) (a)(b)	1,422,000	1,422,000
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.060% 04/01/38 (06/04/14) (a)(b)	1,755,000	1,755,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.100% 07/01/30 (06/04/14) (a)(b)	6,625,000	6,625,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Mortgage Agency
	Series 2014,
	0.185% 10/01/14	2,935,000	2,935,000
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.100% 08/01/29 (07/07/14) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.090% 06/01/39 (06/04/14) (a)(b)	1,795,000	1,795,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.090% 12/01/36 (06/04/14) (a)(b)	6,500,000	6,500,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.070% 11/01/22 (06/04/14) (a)(b)	1,340,000	1,340,000
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.080% 02/15/20 (06/04/14) (a)(b)	2,100,000	2,100,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.090% 06/01/29 (06/05/14) (a)(b)	5,000,000	5,000,000
	Economic Development Growth Enterprises,
	Series 2001, AMT,
	LOC: Bank of New York
	0.080% 06/01/26 (06/05/14) (a)(b)	2,185,000	2,185,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.060% 12/01/30 (06/05/14) (a)(b)	1,100,000	1,100,000
NY RIB Floater Trust Various States
	New York City Municipal Water Finance Authority
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.070% 06/15/44 (06/05/14) (a)(b)(c)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
	Series 2007,
	LOC: M&T Bank
	0.090% 07/01/32 (06/05/14) (a)(b)	9,705,000	9,705,000
NY Rockville Centre Union Free School District
	Series 2013,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Insured: State Aid Withholding
	1.000% 06/26/14	7,500,000	7,504,119
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.070% 12/01/32 (06/05/14) (a)(b)	6,980,000	6,980,000
NY Seneca Falls Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 07/23/14	9,345,000	9,352,282
NY State Thruway Authority
	Series 2008,
	Insured: GO of AUTH
	LIQ FAC: JPMorgan Chase Bank N.A.
	0.180% 01/01/15 (06/05/14) (a)(b)(c)	4,995,000	4,995,000
NY Tobacco Settlement Financing Corp.
	Series 2011 B,
	5.000% 06/01/14	5,000,000	5,000,000
NY Town of Southampton
	Series 2013,
	2.000% 09/01/14	1,000,000	1,004,351
NY Town of Webster
	Series 2013,
	1.000% 10/01/14	5,038,700	5,049,931
NY Town of West Seneca
	Series 2014,
	1.000% 08/01/14	2,500,000	2,502,801
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	0.200% 01/01/19 (06/04/14) (a)(b)	9,270,000	9,270,000
NY Wells Fargo Stage Trust
	NY Triborough Bridge & Tunnel Authority
	Series 2008,
	Insured: Government of Authority
	LIQ FAC: Wells Fargo & Company
	0.090% 11/15/37 (06/05/14) (a)(b)(c)	3,210,000	3,210,000
NY Westchester County Industrial Development Agency
	Community Housing Innovations,
	Series 2001,
	LOC: M&T Bank
	0.120% 08/01/26 (06/05/14) (a)(b)	3,200,000	3,200,000
NEW YORK TOTAL			208,112,641
PUERTO RICO — 11.3%
PR Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	0.080% 08/01/54 (06/05/14) (a)(b)(c)	6,048,000	6,048,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.170% 09/01/15 (06/05/14) (a)(b)(c)	24,100,000	24,100,000
PUERTO RICO TOTAL			30,148,000

	Total Municipal Bonds (cost of $238,260,641)		238,260,641

Closed-End Investment Companies — 11.7%
NEW YORK — 11.7%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.120% 08/01/40 (06/05/14) (a)(b)(c)	16,800,000	16,800,000
	0.120% 12/01/40 (06/05/14) (a)(b)(c)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.150% 03/01/40 (06/05/14) (a)(b)(c)	12,200,000	12,200,000
NEW YORK TOTAL			31,000,000

	Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000

	Total Investments — 101.3% (cost of $269,260,641)(f)		269,260,641

	Other Assets & Liabilities, Net — (1.3)%		(3,504,355)

	Net Assets — 100.0%		265,756,286

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market

5

prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$238,260,641	$—	$238,260,641
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$269,260,641	$—	$269,260,641

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $83,333,000 or 31.4% of net assets for the Fund.

(d) Security purchased on a delayed delivery basis.

(e)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(f) Cost for federal income tax purposes is $269,260,641.

Acronym	Name
AMT	Alternative Minimum Tax
DRIVERs	Derivative Inverse Tax-Exempt Receipts
GTY AGMT	Guaranty Agreement
IDA	Industrial Development Authority

6

LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO

May 31, 2014 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 97.5%
ALABAMA — 0.1%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.210% 07/01/21 (06/06/14) (a)(b)	2,150,000	2,150,000
ALABAMA TOTAL			2,150,000
ARIZONA — 0.5%
AZ Deutsche Bank Spears/Lifers Trust
	Dignity Health Obligated Group,
	Series 2012-1082,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 03/01/29 (06/05/14) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.110% 10/01/30 (06/05/14) (a)(b)	6,060,000	6,060,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.210% 12/01/21 (06/05/14) (a)(b)	1,390,000	1,390,000
ARIZONA TOTAL			19,695,000
ARKANSAS — 0.5%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.080% 10/01/40 (06/05/14) (a)(b)	5,930,000	5,930,000
AR Pulaski County Health Facilities Board
	Catholic Health Initiatives,
	Series 2000 B,
	LIQ FAC: JPMorganChase Bank
	0.120% 12/01/28 (06/04/14) (a)(b)	12,900,000	12,900,000
ARKANSAS TOTAL			18,830,000
CALIFORNIA — 5.8%
CA Deutsche Bank Spears/Lifers Trust
	California State Health Facility - Dignity Health,
	Series 2012-1083,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.120% 03/01/28 (06/05/14) (a)(b)(c)	13,000,000	13,000,000
	Golden State Tobacco Securitization Corp.,
	Series 2012-1103,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.110% 06/01/35 (06/05/14) (a)(b)(c)	10,740,000	10,740,000
	Los Angeles County Housing Authority,
	Series 2011-1008,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.130% 10/01/31 (06/05/14) (a)(b)(c)	9,595,000	9,595,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.070% 10/01/37 (06/05/14) (b)(d)	5,900,000	5,900,000
	Series 2011 A-2,
	0.070% 10/01/37 (06/05/14) (b)(d)	11,680,000	11,680,000
CA Los Angeles County, Capital Asset Leasing Corp.
	Series A1,
	LOC: JPMorgan Chase Bank
	0.080% 07/08/14	10,275,000	10,275,000
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.080% 07/01/36 (06/05/14) (b)(d)	13,000,000	13,000,000
	Series 2011 A-3,
	0.080% 07/01/36 (06/05/14) (b)(d)	20,000,000	20,000,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.060% 10/01/15 (06/05/14) (a)(b)(c)	15,900,000	15,900,000
CA San Jose Redevelopment Agency
	Series 1996 B,
	LOC: JPMorgan Chase Bank
	0.140% 10/10/14	3,000,000	3,000,000
CA Statewide Communities Development Authority
	Kaiser Permanente:
	Series 9-D,
	0.180% 08/12/14	15,000,000	15,000,000
	Series 93-4,
	0.140% 01/27/15	30,000,000	30,000,000
	Series K,
	0.200% 06/05/14	7,000,000	7,000,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2,
	2.000% 06/23/14	50,250,000	50,304,250
	CALIFORNIA TOTAL		215,394,250
COLORADO — 1.2%
CO Clipper Tax-Exempt Certificate Trust
	Colorado Springs CO Utilities Revenue
	Series 2012 5A,
	LIQ FAC: State Street Bank & Trust Co.
	0.060% 11/15/30 (06/05/14) (a)(b)(c)	9,810,000	9,810,000
CO Educational & Cultural Facilities Authority
	JFMC Facilities Corp.,
	Series 2009 C-7,

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LOC: U.S. Bank N.A.
	0.070% 03/01/39 (06/02/14) (a)(b)	9,325,000	9,325,000
CO Fitzsimons Redevelopment Authority
	University Physicians Inc,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.060% 01/01/25 (06/05/14) (a)(b)	10,620,000	10,620,000
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2004 B-6,
	SPA: JPMorgan Chase Bank
	0.120% 03/01/44 (06/04/14) (a)(b)	13,900,000	13,900,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.160% 06/01/28 (06/05/14) (a)(b)	1,335,000	1,335,000
COLORADO TOTAL			44,990,000
CONNECTICUT — 2.7%
CT Branford
	Series 2013,
	1.000% 08/14/14	2,000,000	2,003,236
CT Enfield
	Series 2013,
	1.000% 08/12/14	9,300,000	9,314,091
CT Fairfield
	Series 2013
	2.000% 01/01/15	1,710,000	1,727,978
CT Greenwich
	Series 2014
	2.000% 01/15/15	5,640,000	5,705,052
CT Health & Educational Facilities Authority
	0.100% 07/01/14	14,000,000	14,000,000
	0.110% 08/01/14	8,400,000	8,400,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.060% 07/01/34 (06/05/14) (a)(b)	1,375,000	1,375,000
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.060% 07/01/34 (06/04/14) (a)(b)	1,900,000	1,900,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.060% 07/01/30 (06/05/14) (a)(b)	500,000	500,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.080% 07/01/30 (06/04/14) (a)(b)	1,100,000	1,100,000
	Wesleyan University:
	Series 2010 H

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.040% 07/01/40 (06/05/14) (b)(d)	1,000,000	1,000,000
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.060% 01/01/18 (06/05/14) (a)(b)(c)	1,400,000	1,400,000
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.060% 07/01/30 (06/05/14) (a)(b)	1,630,000	1,630,000
CT Housing Finance Authority
	Series 2011 C1,
	SPA: Barclays Bank PLC
	0.060% 05/15/35 (06/05/14) (a)(b)	1,000,000	1,000,000
CT Manchester
	Series 2013,
	1.500% 07/03/14	8,300,000	8,309,366
CT Oxford
	Series 2013,
	0.750% 07/24/14	5,677,000	5,681,439
CT Ridgefield
	Series 2013
	1.000% 12/16/14	5,000,000	5,022,446
CT Shelton
	Series 2013,
	1.000% 08/01/14	4,690,000	4,696,176
CT South Windsor
	Series 2014:
	1.000% 02/10/15	11,700,000	11,768,253
	1.000% 02/18/15	6,320,000	6,358,485
CT Special Tax Revenue
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.060% 01/01/21 (06/05/14) (a)(b)(c)	8,000,000	8,000,000
CONNECTICUT TOTAL			100,891,522
DELAWARE — 1.1%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.160% 04/10/22 (06/05/14) (a)(b)(c)	16,590,000	16,590,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.160% 06/01/24 (06/05/14) (a)(b)	6,635,000	6,635,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.060% 08/01/31 (06/05/14) (a)(b)	16,355,000	16,355,000
DELAWARE TOTAL			39,580,000
DISTRICT OF COLUMBIA — 0.7%
DC District of Columbia
	Series 2013 A,
	0.100% 12/01/14 (06/05/14) (b)(d)	22,800,000	22,800,000
DC RIB Floater Trust
	District of Columbia Income Tax Secured Revenue
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.080% 12/01/35 (06/05/14) (a)(b)(c)	4,200,000	4,200,000
DISTRICT OF COLUMBIA TOTAL			27,000,000
FLORIDA — 3.5%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Co.
	0.070% 07/01/29 (06/04/14) (a)(b)	1,200,000	1,200,000
FL Deutsche Bank Spears/Lifers Trust
	Palm Coast Florida Utility System Revenue,
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 10/01/24 (06/05/14) (a)(b)(c)	5,200,000	5,200,000
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.060% 05/01/32 (06/05/14) (a)(b)(c)	4,480,000	4,480,000
	Volusia County School Board
	Series 2007,
	LOC: U.S. Bank N.A.
	0.060% 08/01/32 (06/05/14) (a)(b)(c)	14,595,000	14,595,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.060% 09/01/20 (06/05/14) (a)(b)	2,875,000	2,875,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Co.,
	LIQ FAC: Wells Fargo Co.
	0.080% 04/01/38 (06/05/14) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Expressway Authority
	Series 2004 B,
	Pre-refunded 07/01/14,
	5.000% 07/01/33	10,000,000	10,039,184

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.070% 04/01/32 (06/04/14) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.060% 10/01/48 (06/04/14) (a)(b)	19,335,000	19,335,000
FL Orlando-Orange County Expressway Authority
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.050% 07/01/40 (06/05/14) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 06/01/38 (06/05/14) (a)(b)	175,000	175,000
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.070% 05/01/31 (06/04/14) (a)(b)	7,150,000	7,150,000
FL Sunshine Governmental Financing Commission
	0.100% 07/09/14	14,900,000	14,900,000
	SPA: JPMorgan Chase Bank
	0.130% 08/22/14	11,400,000	11,400,000
FLORIDA TOTAL			132,889,184
GEORGIA — 0.8%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.160% 09/01/23 (06/05/14) (a)(b)(c)	15,435,000	15,435,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.060% 03/01/18 (06/05/14) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.060% 12/01/30 (06/05/14) (a)(b)	3,190,000	3,190,000
GEORGIA TOTAL			28,620,000
ILLINOIS — 7.5%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.160% 03/01/17 (06/05/14) (a)(b)	635,000	635,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Clipper Tax-Exempt Certificate Trust
	Series 2013-2A,
	LIQ FAC: State Street Bank & Trust Co.
	0.070% 11/15/25 (06/05/14) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois Board of Education:
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 12/01/25 (06/05/14) (a)(b)(c)	5,285,000	5,285,000
	Series 2007-443,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 12/01/31 (06/05/14) (a)(b)(c)	8,820,000	8,820,000
	Kane, Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.130% 01/01/23 (06/05/14) (a)(b)(c)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.120% 01/15/26 (06/05/14) (a)(b)(c)	27,065,000	27,065,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.110% 04/01/21 (06/05/14) (a)(b)	3,500,000	3,500,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.070% 08/01/26 (06/06/14) (a)(b)	18,642,000	18,642,000
IL Finance Authority
	Advocate Healthcare Network,
	Series 2003 C,
	0.170% 11/15/22 (05/01/15) (b)(d)	5,425,000	5,425,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.060% 03/01/33 (06/05/14) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.060% 02/01/42 (06/05/14) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: BMO Harris N.A.,
	LOC: Northern Trust Co.:
	0.070% 04/01/29 (06/04/14) (a)(b)	4,100,000	4,100,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: BMO Harris N.A.
	0.080% 12/01/39 (06/05/14) (a)(b)	21,560,000	21,560,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.060% 12/01/24 (06/04/14) (a)(b)	6,000,000	6,000,000
	Lake Forest Open Lands,

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 1999,
	LOC: Northern Trust Co.
	0.090% 08/01/33 (06/04/14) (a)(b)	7,150,000	7,150,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.100% 12/01/37 (06/05/14) (a)(b)	9,965,000	9,965,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Co.
	0.050% 03/01/43 (06/05/14) (a)(b)	5,675,000	5,675,000
	University of Chicago,
	Series 2001 B3,
	0.160% 07/01/36 (03/12/15) (b)(d)	7,600,000	7,600,000
	YMCA of Chicago,
	Series 2004
	LOC: Harris Trust & Svgs Bk
	0.060% 06/01/34 (06/04/14) (a)(b)	200,000	200,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.130% 08/01/38 (06/05/14) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.060% 01/01/31 (06/05/14) (a)(b)	78,100,000	78,100,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.
	0.070% 06/01/38 (06/04/14) (a)(b)	23,140,000	23,140,000
ILLINOIS TOTAL			280,982,000
INDIANA — 3.0%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.160% 06/01/21 (06/05/14) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Decatur Township Indiana Multi-School Building Corp.,
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 01/15/20 (06/05/14) (a)(b)(c)	8,230,000	8,230,000
	Dyer Indiana Redevelopment Authority,
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 07/15/18 (06/05/14) (a)(b)(c)	6,995,000	6,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.080% 01/01/27 (06/05/14) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.210% 07/01/17 (06/05/14) (a)(b)	790,000	790,000
IN Finance Authority
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Nederland:
	0.080% 06/01/35 (06/04/14) (a)(b)	25,480,000	25,480,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/36 (06/05/14) (a)(b)	7,800,000	7,800,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.080% 11/01/27 (06/05/14) (a)(b)	4,210,000	4,210,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.160% 02/01/31 (06/05/14) (a)(b)	2,030,000	2,030,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 11/01/32 (06/05/14) (a)(b)	21,115,000	21,115,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.160% 04/01/20 (06/05/14) (a)(b)	990,000	990,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.060% 11/01/21 (06/05/14) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.110% 06/01/29 (06/05/14) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.080% 08/01/20 (06/05/14) (a)(b)	9,040,000	9,040,000
INDIANA TOTAL			110,510,000
IOWA — 0.3%
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
	LOC: U.S. Bank N.A.
	0.090% 10/01/33 (06/02/14) (a)(b)	4,695,000	4,695,000
	Series 2004,
	LOC: U.S. Bank N.A.
	0.090% 10/01/24 (06/02/14) (a)(b)	4,400,000	4,400,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.160% 12/01/14 (06/05/14) (a)(b)	475,000	475,000
IOWA TOTAL			9,570,000
KANSAS — 1.0%
KS Wyandotte County-Kansas City Unified Government
	Series 2014 I,
	0.180% 03/01/15	33,190,000	33,192,469
	Series 2014
	0.180% 03/01/15	5,005,000	5,005,372
KANSAS TOTAL			38,197,841
KENTUCKY — 1.0%
KY Economic Development Finance Authority
	Baptist Healthcare System,
	Series 2009 B4
	LOC: Branch Banking & Trust
	0.060% 08/15/38 (06/05/14) (a)(b)	29,255,000	29,255,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.070% 06/01/34 (06/06/14) (a)(b)	9,910,500	9,910,500
KENTUCKY TOTAL			39,165,500
LOUISIANA — 0.8%
LA Bank of New York Municipal Certificates Trust
	Louisiana State Public Facility Authority
	Tulane University
	Series 2007,
	LOC: Bank of New York
	0.280% 02/15/36 (08/15/14) (a)(b)	12,395,000	12,395,000
LA Public Facilities Authority
	Baton Rouge General Medical,
	Series 2004,
	Pre-refunded 07/01/14,
	5.250% 07/01/33	18,000,000	18,069,328
LOUISIANA TOTAL			30,464,328
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — (continued)
	LOC: U.S. Bank N.A.
	0.060% 07/01/37 (06/05/14) (a)(b)(c)	9,825,000	9,825,000
MAINE TOTAL			9,825,000
MARYLAND — 1.1%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.500% 12/01/17 (06/04/14) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.060% 07/01/24 (06/05/14) (a)(b)	2,575,000	2,575,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 10/01/33 (06/05/14) (a)(b)	3,850,000	3,850,000
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 2004 A,
	Pre-refunded 07/01/14,
	5.000% 07/01/38	5,050,000	5,069,552
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	LOC: TD Bank N.A.
	0.070% 01/01/49 (06/05/14) (a)(b)	2,005,000	2,005,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.060% 07/01/34 (06/05/14) (a)(b)(c)	13,710,000	13,710,000
MD State
	Series 2014 C
	3.000% 08/01/14	11,070,000	11,123,326
MARYLAND TOTAL			42,732,878
MASSACHUSETTS — 0.3%
MA Boston
	Series 2011 A
	5.000% 04/01/15	1,000,000	1,040,213
MA Commonwealth
	Series 2001
	5.500% 11/01/14	1,000,000	1,022,402
MA Concord
	Series 2013,
	1.000% 06/16/14	1,800,000	1,800,565
MA Department of Transportation
	Contract Assistance-A7:

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.070% 01/01/29 (06/04/14) (a)(b)	2,800,000	2,800,000
MA Easton
	Series 2013
	1.000% 08/22/14	1,000,000	1,001,616
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.070% 01/01/16 (06/05/14) (a)(b)(c)	3,200,000	3,200,000
MASSACHUSETTS TOTAL			10,864,796
MICHIGAN — 1.8%
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 12/01/31 (06/05/14) (a)(b)(c)	2,655,000	2,655,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.100% 05/01/35 (06/02/14) (a)(b)	3,700,000	3,700,000
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles:
	Series 2003,
	SPA: JPMorgan Chase Bank
	0.110% 01/01/32 (06/05/14) (a)(b)	31,725,000	31,725,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	0.110% 01/01/35 (06/05/14) (a)(b)	30,675,000	30,675,000
MICHIGAN TOTAL			68,755,000
MINNESOTA — 0.9%
MN Holdingford Independent School District No 738
	Series 2013,
	Credit Support: Minnesota School District Credit Enhancement Program,
	1.250% 09/11/14	3,000,000	3,007,936
MN Litchfield Independent School District No 465
	Series 2013,
	Credit Support: Minnesota School District Credit Enhancement Program,
	1.250% 09/25/14	2,700,000	2,708,110
MN Metropolitan Council
	Series 2012 E
	5.000% 09/01/14	5,650,000	5,718,722
MN Minneapolis Special School District No 1
	Series 2013 D
	Credit Support: Minnesota School District Credit Enhancement Program
	5.000% 02/01/15	4,270,000	4,407,712

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN New London-Spicer Independent School District No 345
	Series 2013,
	Credit Support: Minnesota School District Credit Enhancement Program,
	1.250% 09/22/14	3,000,000	3,008,774
MN New York Mills Independent School District No 553
	Series 2013,
	Credit Support: Minnesota School District Credit Enhancement Program,
	1.250% 09/24/14	1,115,000	1,118,150
MN State
	Series 2010 D
	5.000% 08/01/14	14,000,000	14,114,445
MINNESOTA TOTAL			34,083,849
MISSISSIPPI — 0.2%
MS Business Finance Corp.
	Tindall Corporation,
	Series 2007,
	LOC: Wells Fargo Bank N.A.
	0.060% 04/01/28 (06/05/14) (a)(b)	6,770,000	6,770,000
MISSISSIPPI TOTAL			6,770,000
MISSOURI — 2.0%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 04/15/19 (06/05/14) (a)(b)(c)	9,245,000	9,245,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2008 C-5,
	0.060% 11/15/26 (06/04/14) (b)(d)	10,500,000	10,500,000
	Ssm Health Care Corp.,
	Series 2014 G
	0.060% 06/01/44 (06/04/14) (b)(d)	9,000,000	9,000,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.070% 04/15/34 (06/04/14) (a)(b)	14,275,000	14,275,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.060% 11/01/32 (06/05/14) (a)(b)	2,675,000	2,675,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
	0.080% 07/01/31 (06/05/14) (a)(b)(c)	27,870,000	27,870,000
MISSOURI TOTAL			73,565,000
MONTANA — 0.5%
MT Board of Investments
	Series 2004,
	0.160% 03/01/29 (03/01/15) (b)(d)	14,000,000	14,000,000
	Series 2013,
	0.160% 03/01/38 (03/01/15) (b)(d)	4,000,000	4,000,000
MONTANA TOTAL			18,000,000
NEBRASKA — 2.4%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.060% 08/01/39 (06/05/14) (a)(b)	40,345,000	40,345,000
NE Madison County Hospital Authority No. 1
	Faith Regional Health Services,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.060% 07/01/33 (06/05/14) (a)(b)	6,700,000	6,700,000
NE Nuckolls County
	Agrex, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.110% 02/01/15 (06/04/14) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	0.090% 06/03/14	12,430,000	12,430,000
	0.100% 06/11/14	8,900,000	8,900,000
	0.110% 08/05/14	11,400,000	11,400,000
	0.120% 09/09/14	3,500,000	3,500,000
NEBRASKA TOTAL			88,375,000
NEVADA — 1.4%
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 06/15/24 (06/05/14) (a)(b)(c)	9,755,000	9,755,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.060% 06/01/42 (06/02/14) (a)(b)	42,700,000	42,700,000
NEVADA TOTAL			52,455,000
NEW HAMPSHIRE — 1.7%
NH Business Finance Authority
	Taylor Home:
	Series 2005 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW HAMPSHIRE — (continued)
	LOC: TD Bank N.A.
	0.050% 05/01/35 (06/05/14) (a)(b)	3,250,000	3,250,000
	Series 2005 B,
	LOC: TD Bank N.A.
	0.050% 05/01/35 (06/05/14) (a)(b)	3,500,000	3,500,000
NH Health & Education Facilities Authority
	University System of New Hampshire:
	Series 2005 A1
	SPA: U.S. Bank N.A.
	0.090% 07/01/35 (06/02/14) (a)(b)	20,700,000	20,700,000
	Series 2005 B-1,
	SPA: Wells Fargo Bank N.A.
	0.090% 07/01/33 (06/02/14) (a)(b)	12,825,000	12,825,000
	Series 2005 B
	SPA: Wells Fargo Bank N.A.
	0.130% 07/01/33 (06/02/14) (a)(b)	22,945,000	22,945,000
NEW HAMPSHIRE TOTAL			63,220,000
NEW JERSEY — 3.3%
NJ Deutsche Bank Spears/Lifers Trust
	New Jersey State Transportation Trust Fund Authority:
	Series 2007-317,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 12/15/33 (06/05/14) (a)(b)(c)	31,030,000	31,030,000
	Series 2007-452,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.140% 12/15/33 (06/05/14) (a)(b)(c)	20,780,000	20,780,000
NJ Monmouth County Improvement Authority
	Series 2013,
	2.000% 12/04/14	6,500,000	6,559,487
NJ Readington
	Series 2014,
	1.000% 01/29/15	17,950,000	18,040,219
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.110% 07/03/17 (06/05/14) (a)(b)(c)	23,650,000	23,650,000
NJ Sussex County
	Series 2013,
	1.000% 06/27/14	19,000,000	19,010,803
NJ Township of North Bergen NJ
	Series 2014
	1.000% 04/01/15	3,325,000	3,343,738
NEW JERSEY TOTAL			122,414,247
NEW MEXICO — 1.8%
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — (continued)
	0.060% 11/01/39 (06/05/14) (a)(b)	68,855,000	68,855,000
NEW MEXICO TOTAL			68,855,000
NEW YORK — 14.5%
NY Albany Industrial Development Agency
	Albany College of Pharmacy,
	Series 2004 B,
	LOC: TD Bank N.A.
	0.060% 12/01/34 (06/05/14) (a)(b)	6,620,000	6,620,000
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.230% 06/01/17 (06/05/14) (a)(b)(c)	335,000	335,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.160% 06/01/25 (06/05/14) (a)(b)(c)	32,275,000	32,275,000
NY Cheektowaga
	Series 2013,
	0.500% 07/17/14	15,700,000	15,705,337
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	7,500,000	7,504,665
NY Corning School District
	1.000% 06/26/14	39,700,000	39,723,805
NY County of Saratoga NY
	Saratoga Hospital Obl Group,
	Series 2014
	LOC: HSBC Bank USA N.A.
	0.070% 12/01/40 (06/05/14) (a)(b)	3,125,000	3,125,000
NY East Hampton Union Free School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 06/26/14	5,750,000	5,753,128
NY Franklin County Civic Development Corp.
	Alice Hyde Medical Center,
	Series 2013 A,
	LOC: HSBC Bank USA N.A.
	0.070% 10/01/38 (06/05/14) (a)(b)	4,400,000	4,400,000
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15 (e)	20,400,000	20,485,272
NY Housing Finance Agency
	Ann/Nassau Realty LLC,
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 11/01/44 (06/02/14) (a)(b)	8,935,000	8,935,000
	Midtown West B LLC,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 05/01/42 (06/02/14) (a)(b)	26,600,000	26,600,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.100% 05/01/42 (06/02/14) (a)(b)	36,600,000	36,600,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1:
	0.150% 12/01/49 (12/17/14) (b)(d)	16,500,000	16,500,000
	0.150% 12/01/50 (12/17/14) (b)(d)	50,000,000	50,000,000
	Series 2011 A1,
	0.150% 12/01/49 (12/17/14) (b)(d)	84,415,000	84,415,000
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.100% 08/01/29 (07/07/14) (a)(b)	6,455,000	6,455,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.060% 12/01/30 (06/05/14) (a)(b)	2,200,000	2,200,000
NY State Dormitory Authority
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	1.000% 01/30/15	19,140,000	19,247,420
NY Tonawanda
	Series 2013,
	1.000% 09/04/14	11,540,000	11,561,866
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.090% 11/01/32 (06/02/14) (a)(b)	104,775,000	104,775,000
NY Victor Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 09/26/14	13,000,000	13,032,008
NY Wells Fargo Stage Trust
	NY Triborough Bridge & Tunnel Authority
	Series 2008,
	Insured: Government of Authority
	LIQ FAC: Wells Fargo & Company
	0.090% 11/15/37 (06/05/14) (a)(b)(c)	11,900,000	11,900,000
NY West Seneca
	Series 2013,
	1.000% 08/01/14	14,700,000	14,718,131
NEW YORK TOTAL			542,866,632

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NORTH CAROLINA — 2.9%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.160% 03/01/24 (06/05/14) (a)(b)(c)	10,585,000	10,585,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.160% 05/01/24 (06/05/14) (a)(b)(c)	3,330,000	3,330,000
NC Capital Facilities Finance Agency
	0.090% 07/09/14	22,979,000	22,979,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.060% 07/01/19 (06/05/14) (a)(b)	3,300,000	3,300,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 12/01/29 (06/05/14) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.060% 05/01/30 (06/05/14) (a)(b)	3,360,000	3,360,000
	Methodist University,
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.060% 03/01/30 (06/05/14) (a)(b)	12,510,000	12,510,000
NC County of New Hanover NC
	Series 2006
	SPA: Wells Fargo Bank N.A.
	0.060% 02/01/26 (06/05/14) (a)(b)	4,900,000	4,900,000
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.060% 03/01/25 (06/05/14) (a)(b)	8,460,000	8,460,000
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.060% 03/01/25 (06/05/14) (a)(b)	10,500,000	10,500,000
NC Mecklenburg County
	Series 2009 A,
	5.000% 08/01/14	2,740,000	2,761,896
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.060% 11/01/38 (06/05/14) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.060% 05/01/18 (06/05/14) (a)(b)	1,105,000	1,105,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.060% 06/01/37 (06/05/14) (a)(b)	6,855,000	6,855,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.060% 09/01/22 (06/05/14) (a)(b)	5,100,000	5,100,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 11/01/32 (06/05/14) (a)(b)	3,800,000	3,800,000
NORTH CAROLINA TOTAL			109,545,896
OHIO — 4.3%
OH Cuyahoga County
	A.M. Mcgregor Home,
	Series 2014
	LOC: Northern Trust Company
	0.070% 05/01/49 (06/05/14) (a)(b)	20,000,000	20,000,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 01/01/28 (06/05/14) (a)(b)(c)	4,885,000	4,885,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.080% 08/01/16 (06/05/14) (a)(b)	1,750,000	1,750,000
OH Hamilton County
	Elizabeth Gamble Deacones,
	Series 2002 A
	LOC: Northern Trust Company
	0.060% 06/01/27 (06/04/14) (a)(b)	14,300,000	14,300,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.070% 12/01/27 (06/05/14) (a)(b)	9,435,000	9,435,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.070% 12/01/27 (06/05/14) (a)(b)	5,575,000	5,575,000
OH Middletown City
	Atrium Medical Center Obligated Group,
	Series 2008 B
	LOC: PNC Bank N.A.
	0.050% 11/15/39 (06/04/14) (a)(b)	20,000,000	20,000,000
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 C2
	SPA: U.S. Bank N.A.
	0.120% 10/01/41 (06/04/14) (a)(b)	50,000,000	50,000,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.080% 06/01/27 (06/05/14) (a)(b)	6,570,000	6,570,000
OH Stark County Port Authority
	Community Action Agency,

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.130% 12/01/22 (06/05/14) (a)(b)	2,800,000	2,800,000
OH State University
	0.080% 06/10/14	17,000,000	17,000,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.080% 02/01/24 (06/05/14) (a)(b)	7,305,000	7,305,000
OHIO TOTAL			159,620,000
OREGON — 0.6%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.060% 12/01/28 (06/05/14) (a)(b)	7,665,000	7,665,000
OR State
	Series 2008
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.050% 12/01/45 (06/04/14) (a)(b)	13,200,000	13,200,000
OREGON TOTAL			20,865,000
PENNSYLVANIA — 6.6%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.060% 05/01/26 (06/05/14) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady of the Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.070% 06/01/22 (06/05/14) (a)(b)	1,690,000	1,690,000
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.050% 07/01/34 (06/05/14) (a)(b)	2,400,000	2,400,000
PA Cumberland County Municipal Authority
	Diakon Lutheran Social,
	Series 2014
	LOC: M&T Bank
	0.060% 01/01/39 (06/05/14) (a)(b)	5,000,000	5,000,000
PA Deutsche Bank Spears/Lifers Trust
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.110% 08/15/30 (06/05/14) (a)(b)(c)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.080% 03/01/24 (06/04/14) (a)(b)	2,400,000	2,400,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.080% 03/01/24 (06/04/14) (a)(b)	8,100,000	8,100,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.080% 03/01/24 (06/04/14) (a)(b)	11,200,000	11,200,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.080% 03/01/24 (06/04/14) (a)(b)	2,300,000	2,300,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.080% 03/01/24 (06/04/14) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.060% 03/01/30 (06/05/14) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.070% 05/01/28 (06/05/14) (a)(b)	4,800,000	4,800,000
PA JPMorgan Chase PUTTERs/DRIVERs Trust
	University of Pittsburgh Medical Center
	Series 2013,
	LIQ FAC: JPMorgan Chase Bank N.A.
	0.110% 03/03/34 (06/05/14) (a)(b)(c)	61,240,000	61,240,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.060% 11/01/24 (06/05/14) (a)(b)	6,790,000	6,790,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.060% 03/01/26 (06/05/14) (a)(b)	7,090,000	7,090,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.060% 08/01/30 (06/05/14) (a)(b)	9,740,000	9,740,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.060% 05/15/20 (06/05/14) (a)(b)	10,135,000	10,135,000
PA RBC Municipal Products, Inc. Trust
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.060% 12/29/14 (06/05/14) (a)(b)(c)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.060% 08/01/25 (06/05/14) (a)(b)(c)	5,275,000	5,275,000
	Manhein Township PA School District,
	Series 2011 E-28,
	LOC: Royal Bank of Canada
	0.060% 12/12/14 (06/05/14) (a)(b)(c)	13,030,000	13,030,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.060% 04/15/39 (06/05/14) (a)(b)(c)	29,515,000	29,515,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.060% 11/01/29 (06/05/14) (a)(b)	3,370,000	3,370,000
PA University of Pittsburgh
	Series 2013,
	2.000% 07/11/14	18,400,000	18,436,648
PENNSYLVANIA TOTAL			245,421,648
PUERTO RICO — 3.0%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.170% 09/01/15 (06/05/14) (a)(b)(c)	113,800,000	113,800,000
PUERTO RICO TOTAL			113,800,000
RHODE ISLAND — 0.8%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.040% 09/01/43 (06/05/14) (b)(d)	31,660,000	31,660,000
RHODE ISLAND TOTAL			31,660,000
SOUTH CAROLINA — 2.0%
SC Association of Governmental Organizations
	Series 2014 A
	1.000% 03/02/15	31,030,000	31,232,053
SC Greenville County School District
	Series 2013,
	Credit Support: South Carolina School District Credit Enhancement Program
	1.000% 06/02/14	40,420,000	40,420,913
SC JPMorgan Chase PUTTERs/DRIVERs Trust
	SC State Public Service Authority
	Series 2013,
	LIQ FAC: JPMorgan Chase Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	0.140% 06/01/37 (06/05/14) (a)(b)(c)	3,000,000	3,000,000
SOUTH CAROLINA TOTAL			74,652,966
SOUTH DAKOTA — 0.4%
SD Housing Development Authority
	Homeownership Mortgage,
	Series 2003 C-1,
	SPA: Landesbank Hessen-Thüringen
	0.140% 05/01/32 (06/05/14) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.080% 11/15/33 (06/05/14) (a)(b)	12,285,000	12,285,000
SOUTH DAKOTA TOTAL			16,185,000
TENNESSEE — 0.5%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.060% 06/01/39 (06/04/14) (a)(b)	5,335,000	5,335,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.060% 06/01/37 (06/04/14) (a)(b)	1,470,000	1,470,000
TN Clipper Tax-Exempt Certificate Trust
	Met Government Nashville & Davidson County
	Series 2013 1A,
	LIQ FAC: State Street Bank & Trust Co.
	0.060% 07/01/27 (06/05/14) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.160% 10/01/27 (06/04/14) (a)(b)	1,750,000	1,750,000
TN Rib Floater Trust Various States
	Series 2014
	LIQ FAC: Barclays Bank PLC
	0.080% 11/15/47 (06/05/14) (a)(b)(c)	2,500,000	2,500,000
TENNESSEE TOTAL			18,555,000
TEXAS — 8.2%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Company
	0.080% 06/01/28 (06/05/14) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Caddo Mills Texas Independent School District,
	Series 2008-473,
	Insured: PSF,
	GTY AGMT: Deutsche Bank AG:
	LIQ FAC: Deutsche Bank AG
	0.110% 08/15/42 (06/05/14) (a)(b)(c)	10,230,000	10,230,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 11/15/25 (06/05/14) (a)(b)(c)	4,665,000	4,665,000
	Lovejoy Independent School District,
	Series 2008-514,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG
	0.090% 02/15/38 (06/05/14) (a)(b)(c)	3,520,000	3,520,000
	Victoria Independent School District,
	Series 2008-604,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG
	0.080% 02/15/37 (06/05/14) (a)(b)(c)	7,610,000	7,610,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.060% 02/15/23 (06/05/14) (a)(b)	4,415,000	4,415,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.060% 02/15/23 (06/05/14) (a)(b)	2,270,000	2,270,000
TX North Texas Tollway
	LOC: JPMorgan Chase Bank:
	0.090% 07/08/14	26,700,000	26,700,000
	0.090% 07/09/14	7,000,000	7,000,000
	0.090% 07/10/14	60,000,000	60,000,000
TX Northside Independent School District
	Series 2007 A
	Guarantor: PSF
	2.000% 06/01/14	2,170,000	2,170,000
TX Permanent University Fund
	Series 2013,
	3.000% 07/01/14	5,970,000	5,984,027
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.080% 08/01/32 (06/05/14) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/21 (06/05/14) (a)(b)	4,245,000	4,245,000
TX State
	Series 2013 B
	SPA: Bank of Ny Mellon
	0.060% 12/01/43 (06/04/14) (a)(b)	18,000,000	18,000,000
	Series 2013

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	2.000% 08/28/14	126,575,000	127,135,386
TEXAS TOTAL			305,114,413
UTAH — 1.1%
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.110% 04/01/42 (06/05/14) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
	Series B-1
	SPA: JPMorgan Chase Bank
	0.110% 11/07/14	18,700,000	18,700,000
UT State
	Series 2004 A
	5.000% 07/01/14	6,200,000	6,224,931
	Series 2009 B
	4.000% 07/01/14	7,450,000	7,473,879
	Series 2009 C,
	5.000% 07/01/14	5,000,000	5,020,106
UTAH TOTAL			40,543,916
VIRGINIA — 1.3%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.080% 01/15/41 (06/05/14) (a)(b)	18,625,000	18,625,000
VA Commonwealth of Virginia
	Series 2012 A
	4.000% 06/01/15	2,500,000	2,595,467
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Company
	0.070% 10/01/25 (06/04/14) (a)(b)	2,500,000	2,500,000
	Series 1988 D,
	LOC: Northern Trust Company
	0.070% 10/01/25 (06/04/14) (a)(b)	1,200,000	1,200,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Company
	0.070% 06/01/34 (06/04/14) (a)(b)	12,500,000	12,500,000
VA Public Building Authority
	Series 2007 A,
	5.000% 08/01/14	1,000,000	1,008,007

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Public School Authority
	Series 2008 A,
	Insured: State Intercept Program
	5.000% 08/01/14	5,410,000	5,453,250
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.060% 01/01/35 (06/05/14) (a)(b)	3,980,000	3,980,000
VIRGINIA TOTAL			47,861,724
WASHINGTON — 1.5%
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.080% 01/01/28 (06/05/14) (a)(b)(c)	7,000,000	7,000,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.090% 01/01/30 (06/05/14) (a)(b)(c)	9,805,000	9,805,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.060% 12/01/31 (06/05/14) (a)(b)(c)	3,335,000	3,335,000
WA Health Care Facilities Authority
	Catholic Health Initiatives,
	Series 2002 B,
	SPA: JPMorgan Chase Bank N.A.
	0.120% 03/01/32 (06/04/14) (a)(b)	20,710,000	20,710,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC:
	0.070% 12/01/41 (06/04/14) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.090% 07/01/29 (06/04/14) (a)(b)	3,405,000	3,405,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.050% 06/01/39 (06/05/14) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.160% 07/01/28 (06/05/14) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.060% 05/01/19 (06/05/14) (a)(b)	1,430,000	1,430,000
WASHINGTON TOTAL			56,320,000
WEST VIRGINIA — 0.5%
WV Deutsche Bank Spears/Lifers Trust
	Series 2007-385,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 04/01/30 (06/05/14) (a)(b)(c)	2,860,000	2,860,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.060% 12/01/42 (06/05/14) (a)(b)	17,800,000	17,800,000
WEST VIRGINIA TOTAL			20,660,000
WISCONSIN — 1.1%
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.090% 02/01/38 (06/02/14) (a)(b)	18,060,000	18,060,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.120% 06/01/41 (06/02/14) (a)(b)	24,575,000	24,575,000
	WISCONSIN TOTAL		42,635,000

	Total Municipal Bonds (cost of $3,645,152,590)		3,645,152,590

Closed-End Investment Companies — 2.9%
California — 0.6%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.160% 03/01/40 (06/05/14) (a)(b)(c)	8,200,000	8,200,000
	Series 2010 4,
	LIQ FAC: Citibank N.A.
	0.120% 12/01/40 (06/05/14) (a)(b)(c)	10,000,000	10,000,000
	Series 2010
	LIQ FAC: Deutsche Bank AG
	0.140% 06/01/40 (06/05/14) (a)(b)	5,900,000	5,900,000
CALIFORNIA TOTAL			24,100,000
New York — 0.9%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.120% 12/01/40 (06/05/14) (a)(b)(c)	15,000,000	15,000,000
	0.120% 08/01/40 (06/05/14) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.

		Par ($)	Value ($)
Closed-End Investment Companies — (continued)
New York — (CONTINUED)
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.150% 03/01/40 (06/05/14) (a)(b)(c)	2,300,000	2,300,000
NEW YORK TOTAL			32,300,000
OTHER — 1.4%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/40 (06/05/14) (a)(b)(c)	2,250,000	2,250,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.140% 12/01/40 (06/05/14) (a)(b)(c)	49,900,000	49,900,000
	OTHER TOTAL		52,150,000

	Total Closed-End Investment Companies (cost of $108,550,000)		108,550,000

	Total Investments — 100.4% (cost of $3,753,702,590)(f)		3,753,702,590

	Other Assets & Liabilities, Net — (0.4)%		(13,846,673)

	Net Assets — 100.0%		3,739,855,917

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,645,152,590	$—	$3,645,152,590
Total Closed-End Investment Companies	—	108,550,000	—	108,550,000
Total Investments	$—	$3,753,702,590	$—	$3,753,702,590

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(b) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities, which are not illiquid, amounted to $844,840,000 or 22.6% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2014.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $3,753,702,590.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
DRIVERs	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
PUTTERs	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
May 31, 2014 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 30.3%
U.S. Government Obligations — 30.3%
U.S. Treasury Bill
	0.086% 08/14/14 (a)	44,090,000	44,082,206
U.S. Treasury Bond
	11.250% 02/15/15	95,975,000	103,556,025
U.S. Treasury Floating Rate Note
	0.075% 01/31/16 (06/03/14) (b)(c)	24,040,000	24,034,233
	0.099% 04/30/16 (06/03/14) (b)(c)	33,090,000	33,091,915
U.S. Treasury Note
	0.125% 07/31/14	110,460,000	110,465,443
	0.250% 06/30/14	207,165,000	207,193,689
	0.250% 08/31/14	22,125,000	22,133,356
	0.250% 09/15/14	38,500,000	38,517,025
	0.250% 11/30/14	44,090,000	44,114,709
	0.250% 12/15/14	180,615,000	180,726,975
	0.250% 01/15/15	162,275,000	162,396,204
	0.250% 01/31/15	162,625,000	162,753,538
	0.375% 11/15/14	125,085,000	125,241,479
	0.500% 08/15/14	17,760,000	17,775,390
	0.500% 10/15/14	142,025,000	142,230,782
	0.625% 07/15/14	44,200,000	44,228,677
	2.125% 11/30/14	88,290,000	89,164,860
	2.250% 01/31/15	190,315,000	193,025,138
	2.375% 08/31/14	123,960,000	124,660,972
	2.375% 09/30/14	140,500,000	141,556,618
	2.375% 10/31/14	88,180,000	89,002,262
	2.375% 02/28/15	124,200,000	126,316,513
	2.625% 06/30/14	88,600,000	88,780,205
	2.625% 07/31/14	91,840,000	92,227,333
	4.000% 02/15/15	87,385,000	89,805,993
	U.S. GOVERNMENT OBLIGATIONS TOTAL		2,497,081,540

	Total Government & Agency Obligations (cost of $2,497,081,540)		2,497,081,540
Repurchase Agreements — 67.2%
	Repurchase agreement with Bank of Nova Scotia, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 05/31/17, market value $270,301,425 (repurchase proceeds $265,001,325).	265,000,000	265,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Bank of Nova Scotia, dated 05/30/14, due 06/06/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $146,620,726 (repurchase proceeds $143,746,677).	143,745,000	143,745,000
	Repurchase agreement with Barclays Capital, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $204,001,062 (repurchase proceeds $200,001,000)	200,000,000	200,000,000
	Repurchase agreement with BNP Paribas, dated 05/30/14, due 06/02/14 at 0.070%, collateralized by U.S. Treasury obligations with variours maturities to 07/15/20, market value $510,003,053 (repurchase proceeds $500,002,917)	500,000,000	500,000,000
	Repurchase agreement with BNP Paribas, dated 05/30/14, due 06/02/14 at 0.090%, collateralized by U.S. Government Agency obligations with variours maturities to 04/20/44, market value $612,004,590 (repurchase proceeds $600,004,500)	600,000,000	600,000,000
	Repurchase agreement with Credit Agricole, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 07/15/23, market value $255,261,298 (repurchase proceeds $250,001,250)	250,000,000	250,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/30/14, due 06/02/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/16, market value $28,560,239 (repurchase proceeds $28,000,163)	28,000,000	28,000,000
	Repurchase agreement with Federal Reserve Bank of New York, dated 05/30/14, due 06/02/14 at 0.050%, collateralized by a U.S. Treasury obligation maturing 08/15/40, market value $450,001,875 (repurchase proceeds $450,001,875)	450,000,000	450,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/30/14, due 06/02/14 at 0.010%, collateralized by U.S. Treasury obligations with various maturities to 06/30/18, market value $139,647,407 (repurchase proceeds $136,909,115)	136,909,000	136,909,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 08/14/14, market value $510,004,409 (repurchase proceeds $500,002,500)	500,000,000	500,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 05/15/44, market value $1,326,264,292 (repurchase proceeds $1,300,008,667)	1,300,000,000	1,300,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 05/30/14, due 06/02/14 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/30/18, market value $44,919,857 (repurchase proceeds $44,000,367)	44,000,000	44,000,000
	Repurchase agreement with Societe Generale, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 04/15/29, market value $510,002,687 (repurchase proceeds $500,002,500)	500,000,000	500,000,000
	Repurchase agreement with Societe Generale, dated 05/30/14, due 06/02/14 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/44, market value $173,401,013 (repurchase proceeds $170,000,992)	170,000,000	170,000,000
	Repurchase agreement with UBS Securities, Inc., dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 08/15/20, market value $66,300,381 (repurchase proceeds $65,000,325)	65,000,000	65,000,000
	Repurchase agreement with Wells Fargo, dated 05/30/14, due 06/02/14 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 05/15/44, market value $397,829,673 (repurchase proceeds $390,028,950)	390,027,000	390,027,000

	Total Repurchase Agreements (cost of $5,542,681,000)		5,542,681,000

	Total Investments — 97.5% (cost of $8,039,762,540)(d)		8,039,762,540

	Other Assets & Liabilities, Net — 2.5%		206,517,537

	Net Assets — 100.0%		8,246,280,077

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or

3

premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — Prices determined using quoted prices in active markets for identical assets.
• Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table summarizes the inputs used, as of May 31, 2014, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,497,081,540	$—	$2,497,081,540
Total Repurchase Agreements	—	5,542,681,000	—	5,542,681,000
Total Investments	$—	$8,039,762,540	$—	$8,039,762,540

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2014, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the annualized yield at the date of purchase.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2014.

(c) Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities.

(d) Cost for federal income tax purposes is $8,039,762,540.

4

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	July 28, 2014

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 28, 2014